Schedule of Investments (unaudited)
September 30, 2024
iShares Russell 2000 Small-Cap Index Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$ 2,909,108,194
Total Investments — 100.0% (Cost: $2,247,293,878)	2,909,108,194
Liabilities in Excess of Other Assets — (0.0)%	(378,712)
Net Assets — 100.0%	$ 2,908,729,482
iShares Russell 2000 Small-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2024, the value of the investment and the percentage owned by the Fund of the Series was $2,909,108,194 and 55.2%, respectively.
The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.
Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Series Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Advertising Agencies — 0.2%
Advantage Solutions, Inc., Class A(a)(b)	213,389	$ 731,924
Boston Omaha Corp., Class A(a)	46,426	690,355
Cardlytics, Inc.(a)(b)	80,042	256,134
Clear Channel Outdoor Holdings, Inc.(a)	700,249	1,120,398
Emerald Holding, Inc.	31,940	159,381
National CineMedia, Inc.(a)(b)	141,321	996,313
QuinStreet, Inc.(a)	104,305	1,995,355
Stagwell, Inc., Class A(a)(b)	168,800	1,184,976
Thryv Holdings, Inc.(a)	63,437	1,093,020
Viad Corp.(a)	40,769	1,460,753
		9,688,609
Aerospace & Defense — 1.1%
AAR Corp.(a)	67,503	4,411,996
AeroVironment, Inc.(a)(b)	51,573	10,340,387
AerSale Corp.(a)	62,402	315,130
Archer Aviation, Inc., Class A(a)(b)	462,412	1,401,108
Astronics Corp.(a)	57,126	1,112,814
Bridger Aerospace Group Holdings, Inc.(a)(b)	17,887	39,709
Byrna Technologies, Inc.(a)	34,480	585,126
Cadre Holdings, Inc.	51,576	1,957,309
Ducommun, Inc.(a)	26,318	1,732,514
Eve Holding, Inc., Class A(a)(b)	33,526	108,624
Intuitive Machines, Inc., Class A(a)(b)	56,764	456,950
Kratos Defense & Security Solutions, Inc.(a)	290,384	6,765,947
Leonardo DRS, Inc.(a)	121,198	3,420,208
Mercury Systems, Inc.(a)(b)	108,577	4,017,349
Moog, Inc., Class A	55,739	11,260,393
National Presto Industries, Inc.	10,322	775,595
Park Aerospace Corp.	36,578	476,611
Redwire Corp.(a)	44,739	307,357
Rocket Lab USA, Inc., Class A(a)(b)	681,883	6,634,722
Triumph Group, Inc.(a)(b)	127,807	1,647,432
V2X, Inc.(a)	24,515	1,369,408
Virgin Galactic Holdings, Inc.(a)(b)	38,758	236,424
VirTra, Inc.(a)(b)	21,078	131,105
		59,504,218
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.(b)	13,435	375,777
Andersons, Inc.	64,659	3,242,002
Cadiz, Inc.(a)	85,068	257,756
Calavo Growers, Inc.	33,020	942,061
Cal-Maine Foods, Inc.	80,475	6,022,749
Dole PLC	148,658	2,421,639
Fresh Del Monte Produce, Inc.	65,581	1,937,263
GrowGeneration Corp.(a)(b)	121,532	258,863
Limoneira Co.	33,384	884,676
Tejon Ranch Co.(a)(b)	40,729	714,794
Vital Farms, Inc.(a)(b)	64,543	2,263,523
		19,321,103
Air Transport — 0.4%
Air Transport Services Group, Inc.(a)	102,191	1,654,472
Allegiant Travel Co.	30,547	1,681,918
Frontier Group Holdings, Inc.(a)(b)	84,095	449,908
JetBlue Airways Corp.(a)(b)	606,764	3,980,372
Joby Aviation, Inc., Class A(a)(b)	796,036	4,004,061
SkyWest, Inc.(a)	77,756	6,610,815
Security	Shares	Value
Air Transport (continued)
Spirit Airlines, Inc.(b)	220,291	$ 528,699
Sun Country Airlines Holdings, Inc.(a)	79,876	895,410
Wheels Up Experience, Inc., Class A(a)(b)	178,829	432,766
		20,238,421
Airlines — 0.0%
Blade Air Mobility, Inc., Class A(a)	113,832	334,666
Alternative Energy — 0.2%
Aemetis, Inc.(a)(b)	72,241	166,154
Ameresco, Inc., Class A(a)	63,813	2,421,065
Centrus Energy Corp., Class A(a)(b)	28,118	1,542,272
Green Plains, Inc.(a)	124,618	1,687,328
REX American Resources Corp.(a)	30,731	1,422,538
Sitio Royalties Corp., Class A	158,486	3,302,848
Sunnova Energy International, Inc.(a)(b)	212,310	2,067,900
		12,610,105
Aluminum — 0.1%
Century Aluminum Co.(a)	105,259	1,708,353
Kaiser Aluminum Corp.	31,140	2,258,273
		3,966,626
Asset Management & Custodian — 0.9%
Artisan Partners Asset Management, Inc., Class A	124,370	5,387,708
B. Riley Financial, Inc.(b)	40,775	214,069
Brightsphere Investment Group, Inc.	54,743	1,390,472
Cohen & Steers, Inc.	53,934	5,174,967
Diamond Hill Investment Group, Inc., Class A	5,204	841,019
GCM Grosvenor, Inc., Class A	81,839	926,418
Hamilton Lane, Inc., Class A	75,388	12,694,585
Open Lending Corp.(a)	203,744	1,246,913
PJT Partners, Inc., Class A	46,317	6,175,909
Silvercrest Asset Management Group, Inc., Class A	17,192	296,390
StepStone Group, Inc., Class A	121,988	6,932,578
Virtus Investment Partners, Inc.	13,391	2,804,745
WisdomTree, Inc.	273,293	2,730,197
		46,815,970
Auto Components — 0.3%
Atmus Filtration Technologies, Inc.	164,456	6,172,034
Holley, Inc.(a)	92,216	272,037
Luminar Technologies, Inc., Class A(a)(b)	668,515	601,463
Phinia, Inc.	85,230	3,923,137
Solid Power, Inc., Class A(a)(b)	287,914	388,684
Visteon Corp.(a)	53,494	5,094,768
		16,452,123
Auto Parts — 0.5%
Adient PLC(a)	175,666	3,964,782
American Axle & Manufacturing Holdings, Inc.(a)	229,241	1,416,709
Canoo, Inc., Class A(a)(b)	118,460	116,505
Cooper-Standard Holdings, Inc.(a)	32,034	444,312
Dana, Inc.	258,645	2,731,291
Dorman Products, Inc.(a)	51,502	5,825,906
Fox Factory Holding Corp.(a)	83,759	3,475,999
Gentherm, Inc.(a)	62,249	2,897,691
Livewire Group, Inc.(a)(b)	36,222	220,954
Standard Motor Products, Inc.	41,050	1,362,860
Stoneridge, Inc.(a)	54,420	608,960
XPEL, Inc.(a)	49,263	2,136,536
		25,202,505

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Auto Services(a)(b) — 0.1%
Goodyear Tire & Rubber Co.	557,893	$ 4,937,353
Hertz Global Holdings, Inc.	244,696	807,497
		5,744,850
Back Office Support, HR & Consulting — 1.6%
ASGN, Inc.(a)	88,825	8,281,155
Barrett Business Services, Inc.	50,369	1,889,341
CBIZ, Inc.(a)	94,056	6,329,028
Conduent, Inc.(a)	308,412	1,242,900
CRA International, Inc.	12,891	2,260,050
ExlService Holdings, Inc.(a)	308,484	11,768,665
Forrester Research, Inc.(a)	23,199	417,814
Hackett Group, Inc.	50,422	1,324,586
Heidrick & Struggles International, Inc.	40,151	1,560,268
HireQuest, Inc.	8,825	124,962
Huron Consulting Group, Inc.(a)	34,475	3,747,432
ICF International, Inc.	36,611	6,106,349
Insperity, Inc.	70,470	6,201,360
Kelly Services, Inc., Class A	61,772	1,322,539
Kforce, Inc.	36,973	2,271,991
Korn Ferry	102,124	7,683,810
Liquidity Services, Inc.(a)	41,124	937,627
Maximus, Inc.	119,678	11,149,202
Rekor Systems, Inc.(a)	141,668	167,168
Resources Connection, Inc.	64,877	629,307
Target Hospitality Corp.(a)	62,255	484,344
TriNet Group, Inc.	62,726	6,082,540
TrueBlue, Inc.(a)	59,871	472,382
TTEC Holdings, Inc.	41,578	244,063
		82,698,883
Banks: Diversified — 9.7%
1st Source Corp.	36,353	2,176,818
ACNB Corp.	15,954	696,711
Alerus Financial Corp.	33,896	775,540
AlTi Global, Inc., Class A(a)	67,232	251,448
Amalgamated Financial Corp.	35,696	1,119,784
Ambac Financial Group, Inc.(a)	86,522	969,912
Amerant Bancorp, Inc., Class A	59,107	1,263,117
Ameris Bancorp	129,127	8,056,234
Ames National Corp.	17,477	318,606
Arrow Financial Corp.	32,740	938,328
Associated Banc-Corp.	293,909	6,330,800
Atlantic Union Bankshares Corp.	174,595	6,576,994
Axos Financial, Inc.(a)	107,448	6,756,330
Banc of California, Inc.	271,749	4,002,863
BancFirst Corp.	38,986	4,103,276
Banco Latinoamericano de Comercio Exterior SA, Class E	54,200	1,760,958
Bancorp, Inc.(a)	94,336	5,046,976
Bank First Corp.	19,412	1,760,668
Bank of Hawaii Corp.	75,668	4,749,680
Bank of Marin Bancorp	31,031	623,413
Bank of NT Butterfield & Son Ltd.	90,758	3,347,155
Bank7 Corp.	8,136	304,856
BankUnited, Inc.	146,594	5,341,885
Bankwell Financial Group, Inc.	12,862	385,217
Banner Corp.	66,407	3,955,201
Bar Harbor Bankshares	29,057	896,118
BayCom Corp.	20,844	494,420
BCB Bancorp, Inc.	28,739	354,639
Berkshire Hills Bancorp, Inc.	77,253	2,080,423
Blue Foundry Bancorp(a)(b)	41,980	430,295
Security	Shares	Value
Banks: Diversified (continued)
Bridgewater Bancshares, Inc.(a)	39,970	$ 566,375
Brookline Bancorp, Inc.	164,421	1,659,008
Burke & Herbert Financial Services Corp., Class T	25,875	1,578,116
Business First Bancshares, Inc.	48,075	1,234,085
Byline Bancorp, Inc.	61,675	1,651,040
Cadence Bank	289,986	9,236,054
California BanCorp(a)	48,501	717,330
Camden National Corp.	29,109	1,202,784
Capital Bancorp, Inc.	17,167	441,364
Capital City Bank Group, Inc.	27,834	982,262
Capitol Federal Financial, Inc.	247,365	1,444,612
Carter Bankshares, Inc.(a)	44,536	774,481
Cathay General Bancorp	125,432	5,387,304
Central Pacific Financial Corp.	36,134	1,066,314
Chemung Financial Corp.	6,128	294,267
ChoiceOne Financial Services, Inc.	14,086	435,398
Citizens & Northern Corp.	28,802	567,111
Citizens Financial Services, Inc.	9,007	529,161
City Holding Co.	28,932	3,396,327
Civista Bancshares, Inc.	30,190	537,986
CNB Financial Corp.	39,786	957,251
Coastal Financial Corp.(a)	22,383	1,208,458
Colony Bankcorp, Inc.	33,727	523,443
Columbia Financial, Inc.(a)(b)	53,801	918,383
Community Financial System, Inc.	102,906	5,975,751
Community Trust Bancorp, Inc.	30,627	1,520,937
Community West Bancshares	33,749	650,006
ConnectOne Bancorp, Inc.	71,790	1,798,340
CrossFirst Bankshares, Inc.(a)	89,913	1,500,648
Customers Bancorp, Inc.(a)	57,957	2,692,103
CVB Financial Corp.	261,564	4,661,070
Dime Community Bancshares, Inc.	68,872	1,983,514
Eagle Bancorp, Inc.	54,741	1,236,052
Eastern Bankshares, Inc.	378,727	6,207,336
Enterprise Bancorp, Inc.	18,491	590,972
Enterprise Financial Services Corp.	72,332	3,707,738
Equity Bancshares, Inc., Class A	28,992	1,185,193
Esquire Financial Holdings, Inc.	13,673	891,616
ESSA Bancorp, Inc.	15,158	291,337
Farmers & Merchants Bancorp, Inc.	24,107	666,559
Farmers National Banc Corp.	72,788	1,100,555
FB Financial Corp.	69,691	3,270,599
Fidelity D&D Bancorp, Inc.	9,153	451,609
Financial Institutions, Inc.	30,686	781,572
First Bancorp, Inc.	21,358	562,143
First BanCorp./Puerto Rico	291,328	6,167,414
First Bancorp/Southern Pines NC	78,587	3,268,433
First Bancshares, Inc.	59,291	1,905,020
First Bank/Hamilton	42,033	638,902
First Busey Corp.	103,592	2,695,464
First Business Financial Services, Inc.	15,252	695,339
First Commonwealth Financial Corp.	188,028	3,224,680
First Community Bankshares, Inc.	32,974	1,422,828
First Financial Bancorp	186,419	4,703,351
First Financial Bankshares, Inc.	256,329	9,486,736
First Financial Corp.	22,817	1,000,525
First Financial Northwest, Inc.	13,969	314,582
First Foundation, Inc.(b)	106,587	665,103
First Internet Bancorp	16,186	554,532
First Interstate BancSystem, Inc., Class A	155,233	4,762,548
First Merchants Corp.	114,127	4,245,524
First Mid Bancshares, Inc.	45,286	1,762,078
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
First of Long Island Corp.	40,113	$ 516,254
First Western Financial, Inc.(a)	14,276	285,520
Five Star Bancorp	32,452	964,798
Flushing Financial Corp.	54,925	800,807
FS Bancorp, Inc.	13,065	581,262
Fulton Financial Corp.	336,910	6,108,178
FVCBankcorp, Inc.(a)	30,845	402,527
German American Bancorp, Inc.	56,449	2,187,399
Glacier Bancorp, Inc.	223,332	10,206,272
Great Southern Bancorp, Inc.	16,752	960,057
Greene County Bancorp, Inc.	13,546	418,571
Guaranty Bancshares, Inc.	16,136	554,756
Hancock Whitney Corp.	170,865	8,743,162
Hanmi Financial Corp.	59,815	1,112,559
HarborOne Bancorp, Inc.	77,343	1,003,912
HBT Financial, Inc.	24,289	531,443
Heartland Financial USA, Inc.	83,077	4,710,466
Heritage Commerce Corp.	118,836	1,174,100
Heritage Financial Corp.	61,709	1,343,405
Hilltop Holdings, Inc.	90,682	2,916,333
Hingham Institution For Savings The(b)	3,120	759,127
Hippo Holdings, Inc.(a)	39,336	663,992
Home Bancorp, Inc.	13,851	617,478
Home BancShares, Inc.	369,443	10,008,211
HomeStreet, Inc.	35,390	557,746
Hope Bancorp, Inc.	214,798	2,697,863
Horizon Bancorp, Inc.	86,420	1,343,831
Independent Bank Corp.	123,565	6,281,489
Independent Bank Group, Inc.	70,914	4,088,901
International Bancshares Corp.	106,112	6,344,436
Investar Holding Corp.	18,437	357,678
John Marshall Bancorp, Inc.	24,199	478,656
Kearny Financial Corp.	107,957	741,665
Lakeland Financial Corp.	46,097	3,001,837
LCNB Corp.	25,666	386,787
LINKBANCORP, Inc.	44,125	282,841
Live Oak Bancshares, Inc.	67,594	3,201,928
Mercantile Bank Corp.	31,454	1,375,169
Merchants Bancorp	33,947	1,526,257
Metrocity Bankshares, Inc.	36,795	1,126,663
Metropolitan Bank Holding Corp.(a)	21,076	1,108,176
Mid Penn Bancorp, Inc.	29,827	889,739
Middlefield Banc Corp.	15,878	457,286
Midland States Bancorp, Inc.	40,165	898,893
MidWestOne Financial Group, Inc.	29,022	827,998
MVB Financial Corp.	22,183	429,463
National Bank Holdings Corp., Class A	72,731	3,061,975
National Bankshares, Inc.	11,670	348,933
NB Bancorp, Inc.(a)(b)	77,630	1,440,813
NBT Bancorp, Inc.	90,869	4,019,136
New York Community Bancorp, Inc.(b)	497,737	5,589,587
Nicolet Bankshares, Inc.	26,348	2,519,659
Northeast Bank	12,960	999,605
Northeast Community Bancorp, Inc.	23,564	623,268
Northfield Bancorp, Inc.	78,248	907,677
Northrim BanCorp, Inc.	10,598	754,790
Northwest Bancshares, Inc.	239,281	3,201,580
Norwood Financial Corp.	14,877	410,308
Oak Valley Bancorp	13,682	363,531
OceanFirst Financial Corp.	112,033	2,082,693
OFG Bancorp	90,273	4,055,063
Old National Bancorp	617,551	11,523,502
Old Second Bancorp, Inc.	86,879	1,354,444
Security	Shares	Value
Banks: Diversified (continued)
Orange County Bancorp, Inc.	9,955	$ 600,486
Origin Bancorp, Inc.	58,143	1,869,879
Orrstown Financial Services, Inc.	36,317	1,305,959
Pacific Premier Bancorp, Inc.	189,996	4,780,299
Park National Corp.	28,238	4,743,419
Parke Bancorp, Inc.	20,697	432,567
Pathward Financial, Inc.	49,342	3,257,065
PCB Bancorp	20,931	393,293
Peapack-Gladstone Financial Corp.	33,141	908,395
Peoples Bancorp of North Carolina, Inc.	9,067	230,211
Peoples Bancorp, Inc.	68,496	2,061,045
Peoples Financial Services Corp.	18,354	860,436
Pioneer Bancorp, Inc./New York(a)	24,944	273,636
Plumas Bancorp	10,893	444,217
Ponce Financial Group, Inc.(a)	39,394	460,516
Preferred Bank/Los Angeles CA	12,047	966,772
Premier Financial Corp.	70,008	1,643,788
Primis Financial Corp.	39,691	483,436
Princeton Bancorp, Inc.	10,444	386,219
Provident Bancorp, Inc.(a)	31,253	337,220
Provident Financial Services, Inc.	215,703	4,003,448
QCR Holdings, Inc.	32,447	2,402,051
RBB Bancorp	33,974	782,081
Red River Bancshares, Inc.	9,674	503,048
Renasant Corp.	111,989	3,639,642
Republic Bancorp, Inc., Class A	16,017	1,045,910
Root, Inc., Class A(a)(b)	17,217	650,458
S&T Bancorp, Inc.	71,135	2,985,536
Sandy Spring Bancorp, Inc.	85,457	2,680,786
Seacoast Banking Corp. of Florida	166,770	4,444,420
ServisFirst Bancshares, Inc.	99,825	8,030,921
Shore Bancshares, Inc.	61,128	855,181
Sierra Bancorp	25,898	747,934
Simmons First National Corp., Class A	236,644	5,097,312
SmartFinancial, Inc.	32,043	933,733
South Plains Financial, Inc.	23,482	796,509
Southern First Bancshares, Inc.(a)	14,650	499,272
Southern Missouri Bancorp, Inc.	19,006	1,073,649
Southern States Bancshares, Inc.	16,858	518,046
Southside Bancshares, Inc.	55,687	1,861,616
SouthState Corp.	149,270	14,506,059
Stellar Bancorp, Inc.	95,945	2,484,016
Sterling Bancorp, Inc.(a)	44,132	200,801
Stock Yards Bancorp, Inc.	49,874	3,091,689
Texas Capital Bancshares, Inc.(a)	91,006	6,503,289
Third Coast Bancshares, Inc.(a)	22,472	601,575
Timberland Bancorp, Inc.	15,056	455,595
Tompkins Financial Corp.	25,020	1,445,906
Towne Bank/Portsmouth VA	137,694	4,552,164
TriCo Bancshares	62,174	2,651,721
Triumph Financial, Inc.(a)	43,147	3,431,912
TrustCo Bank Corp./New York	36,035	1,191,677
Trustmark Corp.	119,879	3,814,550
UMB Financial Corp.	87,832	9,232,022
United Bankshares, Inc.	260,506	9,664,773
United Community Banks, Inc.	232,302	6,755,342
Unity Bancorp, Inc.	14,365	489,272
Univest Financial Corp.	57,303	1,612,506
USCB Financial Holdings, Inc., Class A	20,989	320,082
Valley National Bancorp	848,730	7,689,494
Veritex Holdings, Inc.	100,010	2,632,263
Virginia National Bankshares Corp.	9,767	406,796
WaFd, Inc.	130,858	4,560,401

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
Washington Trust Bancorp, Inc.	33,900	$ 1,091,919
Waterstone Financial, Inc.	33,221	488,349
WesBanco, Inc.	112,371	3,346,408
West BanCorp, Inc.	30,814	585,774
Westamerica BanCorp	48,294	2,386,689
WSFS Financial Corp.	117,660	5,999,483
		513,831,681
Beverage: Soft Drinks — 0.2%
Duckhorn Portfolio, Inc.(a)	106,366	617,986
National Beverage Corp.	46,542	2,184,681
Primo Water Corp.(b)	310,446	7,838,762
		10,641,429
Biotechnology — 9.0%
2seventy bio, Inc.(a)	95,966	452,960
4D Molecular Therapeutics, Inc.(a)	99,354	1,074,017
89bio, Inc.(a)	161,562	1,195,559
ACELYRIN, Inc.(a)	147,893	729,112
Achieve Life Sciences, Inc.(a)	68,670	325,496
Acrivon Therapeutics, Inc.(a)(b)	24,281	169,967
Actinium Pharmaceuticals, Inc.(a)	59,942	112,691
Acumen Pharmaceuticals, Inc.(a)(b)	83,638	207,422
ADC Therapeutics SA(a)(b)	139,596	439,727
ADMA Biologics, Inc.(a)	440,419	8,803,976
Adverum Biotechnologies, Inc.(a)	41,480	291,190
Aerovate Therapeutics, Inc.(a)	21,576	45,094
Agenus, Inc.(a)(b)	40,491	221,891
Agios Pharmaceuticals, Inc.(a)	110,847	4,924,932
Akebia Therapeutics, Inc.(a)(b)	414,772	547,499
Akero Therapeutics, Inc.(a)	134,281	3,852,522
Aldeyra Therapeutics, Inc.(a)(b)	101,115	545,010
Alector, Inc.(a)	160,909	749,836
Allogene Therapeutics, Inc.(a)(b)	209,689	587,129
Altimmune, Inc.(a)(b)	141,617	869,528
ALX Oncology Holdings, Inc.(a)	65,861	119,867
Amicus Therapeutics, Inc.(a)	576,949	6,161,815
AnaptysBio, Inc.(a)(b)	39,011	1,306,869
Anavex Life Sciences Corp.(a)(b)	145,187	824,662
ANI Pharmaceuticals, Inc.(a)	36,627	2,185,167
Annexon, Inc.(a)	167,954	994,288
Apogee Therapeutics, Inc.(a)(b)	71,638	4,208,016
Applied Therapeutics, Inc.(a)(b)	191,695	1,629,407
Arbutus Biopharma Corp.(a)	278,107	1,070,712
Arcellx, Inc.(a)(b)	84,594	7,064,445
Arcturus Therapeutics Holdings, Inc.(a)	44,700	1,037,487
Arcus Biosciences, Inc.(a)	105,253	1,609,318
Arcutis Biotherapeutics, Inc.(a)(b)	210,423	1,956,934
Ardelyx, Inc.(a)	460,280	3,171,329
ArriVent Biopharma, Inc.(a)(b)	55,293	1,299,386
ARS Pharmaceuticals, Inc.(a)(b)	98,124	1,422,798
Arvinas, Inc.(a)	127,246	3,134,069
Astria Therapeutics, Inc.(a)(b)	88,265	971,798
Atossa Therapeutics, Inc.(a)(b)	252,199	383,342
Aura Biosciences, Inc.(a)	92,477	823,970
Aurinia Pharmaceuticals, Inc.(a)	263,468	1,931,220
Avid Bioservices, Inc.(a)	119,724	1,362,459
Avidity Biosciences, Inc.(a)	211,626	9,719,982
Avita Medical, Inc.(a)	51,847	555,800
Beam Therapeutics, Inc.(a)	151,440	3,710,280
BioCryst Pharmaceuticals, Inc.(a)(b)	409,272	3,110,467
Biohaven Ltd.(a)(b)	147,366	7,363,879
Biomea Fusion, Inc.(a)(b)	55,103	556,540
Security	Shares	Value
Biotechnology (continued)
Bioventus, Inc., Class A(a)	74,850	$ 894,458
Black Diamond Therapeutics, Inc.(a)	74,061	322,165
Bluebird Bio, Inc.(a)(b)	371,883	193,193
Blueprint Medicines Corp.(a)	123,393	11,413,852
Boundless Bio, Inc.(a)	12,582	43,660
Bridgebio Pharma, Inc.(a)(b)	276,355	7,035,998
C4 Therapeutics, Inc.(a)(b)	116,903	666,347
Cabaletta Bio, Inc.(a)(b)	85,717	404,584
Candel Therapeutics, Inc.(a)(b)	39,506	273,777
Capricor Therapeutics, Inc.(a)	50,611	769,793
Cardiff Oncology, Inc.(a)(b)	78,109	208,551
Cargo Therapeutics, Inc.(a)(b)	67,382	1,243,198
Caribou Biosciences, Inc.(a)(b)	152,669	299,231
Cartesian Therapeutics, Inc.(a)(b)	14,410	232,289
Castle Biosciences, Inc.(a)	51,578	1,471,005
Catalyst Pharmaceuticals, Inc.(a)	219,424	4,362,149
Celcuity, Inc.(a)	46,577	694,463
Celldex Therapeutics, Inc.(a)(b)	126,680	4,305,853
Century Therapeutics, Inc.(a)(b)	91,479	156,429
CervoMed, Inc.(a)(b)	10,769	157,227
CG oncology, Inc.(a)(b)	93,083	3,512,022
Cibus, Inc., Class A(a)(b)	29,827	97,236
Cogent Biosciences, Inc.(a)	177,326	1,915,121
Coherus Biosciences, Inc.(a)(b)	197,178	205,065
Collegium Pharmaceutical, Inc.(a)(b)	64,503	2,492,396
Compass Therapeutics, Inc.(a)(b)	172,862	318,066
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	20,265	418,067
Crinetics Pharmaceuticals, Inc.(a)	153,141	7,825,505
Cullinan Therapeutics, Inc.(a)(b)	101,523	1,699,495
Cytokinetics, Inc.(a)(b)	224,309	11,843,515
Day One Biopharmaceuticals, Inc.(a)	102,806	1,432,088
Denali Therapeutics, Inc.(a)(b)	243,954	7,106,380
Design Therapeutics, Inc.(a)	57,817	311,055
Dianthus Therapeutics, Inc.(a)(b)	47,656	1,304,821
Disc Medicine, Inc.(a)	38,723	1,902,848
Dynavax Technologies Corp.(a)	260,930	2,906,760
Dyne Therapeutics, Inc.(a)(b)	158,698	5,700,432
Editas Medicine, Inc.(a)(b)	165,246	563,489
Elevation Oncology, Inc.(a)(b)	104,019	62,401
Eliem Therapeutics, Inc.(a)	57,748	293,937
Entrada Therapeutics, Inc.(a)(b)	49,232	786,727
Erasca, Inc.(a)	348,338	950,963
EyePoint Pharmaceuticals, Inc.(a)	99,691	796,531
Fate Therapeutics, Inc.(a)	199,611	698,639
Fennec Pharmaceuticals, Inc.(a)	46,736	233,680
Fibrobiologics, Inc.(a)(b)	50,740	156,787
Foghorn Therapeutics, Inc.(a)(b)	50,358	468,833
Fulcrum Therapeutics, Inc.(a)	123,724	441,695
Generation Bio Co.(a)	94,573	233,595
Geron Corp.(a)	1,140,562	5,178,151
Greenwich Lifesciences, Inc.(a)	11,902	171,032
Guardant Health, Inc.(a)	232,081	5,323,938
Gyre Therapeutics, Inc.(a)(b)	13,907	174,394
Halozyme Therapeutics, Inc.(a)	244,830	14,014,069
Harvard Bioscience, Inc.(a)	75,231	202,371
Heron Therapeutics, Inc.(a)(b)	234,081	465,821
HilleVax, Inc.(a)	62,843	110,604
Humacyte, Inc.(a)(b)	175,270	953,469
Ideaya Biosciences, Inc.(a)(b)	163,818	5,189,754
IGM Biosciences, Inc.(a)(b)	27,469	454,337
ImmunityBio, Inc.(a)(b)	282,556	1,051,108
Immunome, Inc.(a)	102,493	1,498,448
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Immunovant, Inc.(a)(b)	114,969	$ 3,277,766
Inhibrx Biosciences, Inc.(a)	20,875	326,903
Inmune Bio, Inc.(a)	24,339	131,187
Inovio Pharmaceuticals, Inc.(a)(b)	50,636	292,676
Inozyme Pharma, Inc.(a)	103,071	539,061
Insmed, Inc.(a)(b)	306,643	22,384,939
Intellia Therapeutics, Inc.(a)(b)	188,517	3,874,024
Invivyd, Inc.(a)	158,129	161,292
Iovance Biotherapeutics, Inc.(a)(b)	496,496	4,662,097
iTeos Therapeutics, Inc.(a)(b)	51,761	528,480
Janux Therapeutics, Inc.(a)	55,537	2,523,046
Jasper Therapeutics, Inc.(a)	22,572	424,579
KalVista Pharmaceuticals, Inc.(a)(b)	75,933	879,304
Keros Therapeutics, Inc.(a)	58,361	3,389,023
Kiniksa Pharmaceuticals International PLC(a)	72,465	1,810,901
Kodiak Sciences, Inc.(a)	58,852	153,604
Korro Bio, Inc.(a)(b)	12,162	406,454
Krystal Biotech, Inc.(a)(b)	48,593	8,845,384
Kura Oncology, Inc.(a)	143,620	2,806,335
Kymera Therapeutics, Inc.(a)(b)	87,006	4,117,994
Kyverna Therapeutics, Inc.(a)(b)	33,568	164,148
Larimar Therapeutics, Inc.(a)	83,879	549,407
LENZ Therapeutics, Inc.(b)	25,046	594,592
Lexeo Therapeutics, Inc.(a)	20,914	189,063
Lexicon Pharmaceuticals, Inc.(a)(b)	228,927	359,415
Ligand Pharmaceuticals, Inc.(a)(b)	33,713	3,374,334
Lineage Cell Therapeutics, Inc.(a)(b)	264,798	239,722
Lyell Immunopharma, Inc.(a)	300,790	415,090
MacroGenics, Inc.(a)	124,307	408,970
Madrigal Pharmaceuticals, Inc.(a)	34,321	7,283,603
MannKind Corp.(a)(b)	525,207	3,303,552
MaxCyte, Inc.(a)(b)	208,616	811,516
MeiraGTx Holdings PLC(a)(b)	78,841	328,767
Mersana Therapeutics, Inc.(a)	230,572	435,781
Metagenomi, Inc.(a)	12,713	27,587
MiMedx Group, Inc.(a)	236,420	1,397,242
Mineralys Therapeutics, Inc.(a)(b)	56,935	689,483
Mirum Pharmaceuticals, Inc.(a)(b)	77,696	3,030,144
Monte Rosa Therapeutics, Inc.(a)(b)	56,069	297,166
Myriad Genetics, Inc.(a)	175,363	4,803,193
Nautilus Biotechnology, Inc.(a)	104,529	297,908
Neurogene, Inc.(a)(b)	20,536	861,691
Nkarta, Inc.(a)(b)	105,499	476,855
Novavax, Inc.(a)(b)	279,787	3,533,710
Nurix Therapeutics, Inc.(a)	119,860	2,693,254
Nuvalent, Inc., Class A(a)	67,987	6,955,070
Ocugen, Inc.(a)(b)	510,184	506,205
Olema Pharmaceuticals, Inc.(a)(b)	79,607	950,508
Omeros Corp.(a)(b)	108,251	429,756
OPKO Health, Inc.(a)(b)	645,131	961,245
ORIC Pharmaceuticals, Inc.(a)	122,762	1,258,311
Outlook Therapeutics, Inc.(a)(b)	13,087	69,885
Ovid therapeutics, Inc.(a)	108,595	128,142
Pacific Biosciences of California, Inc.(a)(b)	545,411	927,199
PepGen, Inc.(a)	30,973	264,819
Perspective Therapeutics, Inc.(a)(b)	93,889	1,253,418
Phathom Pharmaceuticals, Inc.(a)(b)	68,037	1,230,109
Poseida Therapeutics, Inc.(a)	131,781	376,894
Praxis Precision Medicines, Inc.(a)	34,155	1,965,279
Precigen, Inc.(a)(b)	230,938	218,721
Prelude Therapeutics, Inc.(a)	26,682	55,232
Prime Medicine, Inc.(a)(b)	113,082	437,627
Security	Shares	Value
Biotechnology (continued)
ProKidney Corp., Class A(a)(b)	125,703	$ 241,350
Protagonist Therapeutics, Inc.(a)	114,590	5,156,550
Prothena Corp. PLC(a)(b)	84,221	1,409,017
PTC Therapeutics, Inc.(a)	149,299	5,538,993
Pulse Biosciences, Inc.(a)(b)	37,027	649,454
Puma Biotechnology, Inc.(a)	82,534	210,462
Pyxis Oncology, Inc.(a)	97,372	357,355
Q32 Bio, Inc.(a)(b)	12,021	536,377
Quantum-Si, Inc.(a)	203,133	179,204
RadNet, Inc.(a)(b)	130,169	9,032,427
RAPT Therapeutics, Inc.(a)	58,803	118,194
Recursion Pharmaceuticals, Inc., Class A(a)(b)	467,958	3,083,843
REGENXBIO, Inc.(a)	91,795	962,930
Regulus Therapeutics, Inc.(a)	125,916	197,688
Relay Therapeutics, Inc.(a)	198,331	1,404,183
Renovaro, Inc.(a)(b)	97,221	46,987
Replimune Group, Inc.(a)	100,291	1,099,189
REVOLUTION Medicines, Inc.(a)	299,045	13,561,691
Rhythm Pharmaceuticals, Inc.(a)(b)	108,341	5,675,985
Rigel Pharmaceuticals, Inc.(a)	31,941	516,805
Rocket Pharmaceuticals, Inc.(a)	130,325	2,407,103
Sage Therapeutics, Inc.(a)	107,361	775,146
Sana Biotechnology, Inc.(a)(b)	263,598	1,096,568
Savara, Inc.(a)(b)	193,344	819,779
Scholar Rock Holding Corp.(a)	136,574	1,093,958
Sera Prognostics, Inc., Class A(a)	55,032	429,250
Shattuck Labs, Inc.(a)(b)	77,991	272,189
Skye Bioscience, Inc.(a)	34,337	134,258
Soleno Therapeutics, Inc.(a)	43,558	2,199,243
Solid Biosciences, Inc.(a)	44,902	312,967
SpringWorks Therapeutics, Inc.(a)	134,837	4,320,177
Spyre Therapeutics, Inc.(a)(b)	68,572	2,016,703
Stoke Therapeutics, Inc.(a)	70,910	871,484
Summit Therapeutics, Inc.(a)(b)	170,155	3,726,394
Sutro Biopharma, Inc.(a)	163,221	564,745
Tango Therapeutics, Inc.(a)(b)	95,125	732,463
Taysha Gene Therapies, Inc.(a)	318,946	641,081
Tenaya Therapeutics, Inc.(a)(b)	109,980	212,261
Tourmaline Bio, Inc.(b)	46,027	1,183,354
Travere Therapeutics, Inc.(a)	146,910	2,055,271
TScan Therapeutics, Inc.(a)	76,561	381,274
Twist Bioscience Corp.(a)	112,827	5,097,524
Tyra Biosciences, Inc.(a)	40,511	952,414
UroGen Pharma Ltd.(a)	68,494	869,874
Vanda Pharmaceuticals, Inc.(a)	113,658	533,056
Vaxcyte, Inc.(a)	234,355	26,779,746
Vera Therapeutics, Inc., Class A(a)	77,188	3,411,710
Veracyte, Inc.(a)	150,684	5,129,283
Verastem, Inc.(a)(b)	50,658	151,467
Vericel Corp.(a)	94,803	4,005,427
Verrica Pharmaceuticals, Inc.(a)(b)	35,145	50,960
Verve Therapeutics, Inc.(a)(b)	141,647	685,571
Vir Biotechnology, Inc.(a)(b)	172,728	1,293,733
Viridian Therapeutics, Inc.(a)(b)	123,936	2,819,544
Werewolf Therapeutics, Inc.(a)	60,786	128,866
X4 Pharmaceuticals, Inc.(a)	335,052	224,250
XBiotech, Inc.(a)	36,896	285,206
Xencor, Inc.(a)	117,696	2,366,867
XOMA Royalty Corp.(a)	16,011	423,971
Y-mAbs Therapeutics, Inc.(a)(b)	73,334	964,342
Zentalis Pharmaceuticals, Inc.(a)	109,061	401,344
Zevra Therapeutics, Inc.(a)	83,875	582,093

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Zura Bio Ltd., Class A(a)	41,448	$ 168,279
Zymeworks, Inc.(a)	111,415	1,398,258
		473,483,530
Building Materials — 0.7%
Aspen Aerogels, Inc.(a)(b)	115,400	3,195,426
BlueLinx Holdings, Inc.(a)	16,244	1,712,443
Caesarstone Ltd.(a)(b)	41,266	188,173
Gibraltar Industries, Inc.(a)	59,851	4,185,380
Griffon Corp.	73,797	5,165,790
Masterbrand, Inc.(a)	250,945	4,652,520
Patrick Industries, Inc.	42,399	6,036,346
Quanex Building Products Corp.	87,439	2,426,432
SmartRent, Inc., Class A(a)	385,204	666,403
Summit Materials, Inc., Class A(a)	237,249	9,259,828
		37,488,741
Building Products — 0.2%
Janus International Group, Inc.(a)	281,005	2,840,961
JELD-WEN Holding, Inc.(a)	170,150	2,690,071
Tecnoglass, Inc.	44,494	3,054,958
		8,585,990
Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc.(a)	124,981	10,802,108
Cable Television Services — 0.2%
AMC Networks, Inc., Class A(a)	59,240	514,796
Cable One, Inc.	11,175	3,908,903
Liberty Latin America Ltd., Class A(a)	64,571	618,590
Liberty Latin America Ltd., Class C(a)(b)	254,409	2,414,342
WideOpenWest, Inc.(a)	99,961	524,795
		7,981,426
Capital Markets — 0.3%
BGC Group, Inc., Class A	633,717	5,817,522
Forge Global Holdings, Inc.(a)	235,197	308,108
P10, Inc., Class A	82,401	882,515
Patria Investments Ltd., Class A	109,670	1,225,014
Perella Weinberg Partners, Class A	104,115	2,010,461
Victory Capital Holdings, Inc., Class A	81,473	4,513,604
		14,757,224
Casinos & Gambling — 0.2%
Accel Entertainment, Inc., Class A(a)	100,106	1,163,232
Everi Holdings, Inc.(a)	153,851	2,021,602
Full House Resorts, Inc.(a)	66,471	333,684
Inspired Entertainment, Inc.(a)(b)	41,289	382,749
International Game Technology PLC	222,969	4,749,240
Monarch Casino & Resort, Inc.	25,176	1,995,702
		10,646,209
Cement — 0.0%
Concrete Pumping Holdings, Inc.(a)	45,872	265,599
Chemicals(a) — 0.0%
ASP Isotopes, Inc.	79,017	219,667
Intrepid Potash, Inc.	21,797	523,128
		742,795
Chemicals: Diversified — 0.7%
AdvanSix, Inc.	50,944	1,547,679
American Vanguard Corp.	48,673	257,967
Codexis, Inc.(a)	133,763	411,990
Core Molding Technologies, Inc.(a)(b)	13,705	235,863
CSW Industrials, Inc.(b)	32,492	11,904,744
Innospec, Inc.	48,914	5,531,684
Security	Shares	Value
Chemicals: Diversified (continued)
Koppers Holdings, Inc.	40,769	$ 1,489,292
Lifecore Biomedical, Inc.(a)	42,480	209,426
LSB Industries, Inc.(a)	107,577	864,919
Northern Technologies International Corp.	15,691	192,842
Orion SA	114,037	2,030,999
PureCycle Technologies, Inc.(a)(b)	239,871	2,278,775
Quaker Chemical Corp.	27,396	4,615,952
Rayonier Advanced Materials, Inc.(a)	124,856	1,068,767
Stepan Co.	42,309	3,268,370
		35,909,269
Chemicals: Specialty — 1.6%
Arcadium Lithium PLC(a)	2,125,415	6,057,433
Arq, Inc.(a)	49,283	289,291
Avient Corp.	177,815	8,947,651
Balchem Corp.	63,432	11,164,032
Cabot Corp.	106,368	11,888,751
Ecovyst, Inc.(a)(b)	230,493	1,578,877
FutureFuel Corp.	49,446	284,315
Hawkins, Inc.	37,874	4,827,799
HB Fuller Co.	107,842	8,560,498
Ingevity Corp.(a)(b)	72,138	2,813,382
Mativ Holdings, Inc.	106,919	1,816,554
Minerals Technologies, Inc.	63,621	4,913,450
Oil-Dri Corp. of America	9,480	654,025
Perimeter Solutions SA(a)	265,068	3,565,165
Rogers Corp.(a)	36,712	4,148,823
Sensient Technologies Corp.	82,696	6,633,873
Tronox Holdings PLC	235,291	3,442,307
Valhi, Inc.	3,801	126,839
		81,713,065
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	21,764	5,140,221
Arch Resources, Inc., Class A	34,813	4,809,764
CONSOL Energy, Inc.	57,424	6,009,421
Hallador Energy Co.(a)	52,253	492,746
NACCO Industries, Inc., Class A	7,217	204,602
Peabody Energy Corp.	248,272	6,589,139
Ramaco Resources, Inc., Class A	52,898	618,907
Ramaco Resources, Inc., Class B	7,704	82,895
SunCoke Energy, Inc.	167,054	1,450,029
Warrior Met Coal, Inc.	101,720	6,499,908
		31,897,632
Commercial Banks — 0.0%
HomeTrust Bancshares, Inc.	28,807	981,743
Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	18,113	3,394,557
Medallion Financial Corp.	37,340	303,948
PennyMac Financial Services, Inc., Class A	52,473	5,980,348
RE/MAX Holdings, Inc., Class A	37,662	468,892
Velocity Financial, Inc.(a)(b)	16,867	330,762
Walker & Dunlop, Inc.	63,075	7,164,689
		17,643,196
Commercial Services & Supplies — 0.4%
ACV Auctions, Inc., Class A(a)	290,413	5,904,097
Aris Water Solution, Inc., Class A	52,621	887,716
Aurora Innovation, Inc., Class A(a)(b)	1,815,986	10,750,637
Information Services Group, Inc.	63,549	209,712
LanzaTech Global, Inc.(a)(b)	222,897	425,733
Moneylion, Inc., Class A(a)(b)	16,945	704,065
National Research Corp., Class A	30,556	698,510
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Perma-Fix Environmental Services, Inc.(a)(b)	25,082	$ 307,756
Quest Resource Holding Corp.(a)	34,389	274,424
Spire Global, Inc., Class A(a)(b)	44,471	444,265
Virco Mfg. Corp.(b)	20,824	287,580
		20,894,495
Commercial Services: Rental & Leasing — 1.3%
DNOW, Inc.(a)	206,982	2,676,277
FTAI Aviation Ltd.	199,357	26,494,546
GATX Corp.	70,334	9,315,738
GMS, Inc.(a)	78,739	7,131,391
Greenbrier Cos., Inc.	60,773	3,092,738
H&E Equipment Services, Inc.	63,903	3,110,798
Herc Holdings, Inc.	55,375	8,828,436
McGrath RentCorp	47,829	5,035,437
Rush Enterprises, Inc., Class B	17,499	839,077
Willis Lease Finance Corp.	5,596	832,741
		67,357,179
Commercial Vehicles & Parts — 0.6%
Blue Bird Corp.(a)	62,638	3,004,118
Commercial Vehicle Group, Inc.(a)	69,715	226,574
Hyliion Holdings Corp., Class A(a)(b)	270,625	671,150
Miller Industries, Inc.	22,131	1,349,991
Modine Manufacturing Co.(a)(b)	101,380	13,462,250
REV Group, Inc.	101,714	2,854,095
Rush Enterprises, Inc., Class A	119,406	6,308,219
Shyft Group, Inc.	66,702	837,110
Wabash National Corp.	85,179	1,634,585
		30,348,092
Communications Equipment — 0.0%
CommScope Holding Co., Inc.(a)	417,766	2,552,550
Communications Technology — 0.6%
908 Devices, Inc.(a)(b)	49,797	172,796
ADTRAN Holdings, Inc.	158,109	937,586
Anterix, Inc.(a)	20,012	753,652
Bandwidth, Inc., Class A(a)	49,267	862,665
Bel Fuse, Inc., Class B(b)	20,613	1,618,327
Calix, Inc.(a)	116,438	4,516,630
Digi International, Inc.(a)(b)	70,750	1,947,748
Extreme Networks, Inc.(a)	248,827	3,739,870
Harmonic, Inc.(a)	218,788	3,187,741
Infinera Corp.(a)(b)	394,613	2,663,638
InterDigital, Inc.	49,748	7,045,809
NETGEAR, Inc.(a)	55,606	1,115,456
Powerfleet, Inc.(a)(b)	180,431	902,155
Ribbon Communications, Inc.(a)(b)	169,684	551,473
Terran Orbital Corp., Class A(a)	307,423	77,225
Viasat, Inc.(a)(b)	240,328	2,869,516
		32,962,287
Computer Services Software & Systems — 5.3%
A10 Networks, Inc.	140,412	2,027,549
ACI Worldwide, Inc.(a)	206,793	10,525,764
Adeia, Inc.	215,508	2,566,700
Alarm.com Holdings, Inc.(a)	94,611	5,172,383
Altair Engineering, Inc., Class A(a)(b)	112,112	10,707,817
American Software, Inc., Class A	61,814	691,699
Appian Corp., Class A(a)(b)	79,777	2,723,587
Asure Software, Inc.(a)	48,547	439,350
BigCommerce Holdings, Inc., Series 1(a)(b)	140,594	822,475
Blackbaud, Inc.(a)	81,012	6,860,096
Security	Shares	Value
Computer Services Software & Systems (continued)
Blackline, Inc.(a)	113,273	$ 6,245,873
Box, Inc., Class A(a)	277,171	9,071,807
Bumble, Inc., Class A(a)(b)	187,571	1,196,703
Cantaloupe, Inc.(a)	111,081	821,999
Cargurus, Inc., Class A(a)	173,184	5,200,716
Cleanspark, Inc.(a)(b)	438,940	4,099,700
CommVault Systems, Inc.(a)	85,664	13,179,406
CSG Systems International, Inc.	58,629	2,852,301
Diebold Nixdorf, Inc.(a)	50,064	2,235,858
Digimarc Corp.(a)(b)	30,248	813,066
Digital Turbine, Inc.(a)	189,210	580,875
DigitalOcean Holdings, Inc.(a)	128,732	5,199,485
Domo, Inc., Class B(a)	69,023	518,363
E2open Parent Holdings, Inc., Class A(a)	401,588	1,771,003
Envestnet, Inc.(a)	80,710	5,054,060
ePlus, Inc.(a)	51,574	5,071,787
Eventbrite, Inc., Class A(a)	165,175	450,928
EverQuote, Inc., Class A(a)	50,054	1,055,639
Everspin Technologies, Inc.(a)	38,802	228,932
Evolent Health, Inc., Class A(a)(b)	226,566	6,407,287
fuboTV, Inc.(a)	585,479	831,380
Getty Images Holdings, Inc.(a)(b)	200,040	762,152
Grid Dynamics Holdings, Inc., Class A(a)	113,894	1,594,516
Grindr, Inc.(a)(b)	48,952	583,997
Groupon, Inc.(a)	45,675	446,702
LiveRamp Holdings, Inc.(a)	129,073	3,198,429
Magnite, Inc.(a)	249,201	3,451,434
MARA Holdings Inc(a)(b)	538,382	8,732,556
Mitek Systems, Inc.(a)	92,272	799,998
NCR Atleos Corp.(a)	141,103	4,025,669
NCR Voyix Corp.(a)	288,184	3,910,657
NetScout Systems, Inc.(a)	137,037	2,980,555
Nextdoor Holdings, Inc.(a)	347,787	862,512
OneSpan, Inc.(a)	75,492	1,258,452
PagerDuty, Inc.(a)(b)	176,783	3,279,325
PAR Technology Corp.(a)(b)	71,554	3,726,532
Perficient, Inc.(a)	68,085	5,139,056
Progress Software Corp.	83,413	5,619,534
PROS Holdings, Inc.(a)(b)	90,577	1,677,486
Q2 Holdings, Inc.(a)	115,843	9,240,796
Qualys, Inc.(a)	73,144	9,396,078
Rackspace Technology, Inc.(a)	132,539	324,721
Rapid7, Inc.(a)	122,612	4,890,993
Red Violet, Inc.(a)	21,763	619,157
Rimini Street, Inc.(a)(b)	99,505	184,084
Riot Platforms, Inc.(a)(b)	537,596	3,988,962
Sapiens International Corp. NV	60,967	2,272,240
Schrodinger, Inc./United States(a)(b)	110,135	2,043,004
Shutterstock, Inc.	49,472	1,749,825
Simulations Plus, Inc.	31,663	1,013,849
SoundThinking, Inc.(a)	20,096	232,913
SPS Commerce, Inc.(a)	73,032	14,180,623
System1, Inc., Class A(a)	71,276	79,829
TechTarget, Inc.(a)	51,180	1,251,351
Telos Corp.(a)	112,193	402,773
Tenable Holdings, Inc.(a)	232,368	9,415,551
Tucows, Inc., Class A(a)	15,783	329,707
Unisys Corp.(a)	128,016	727,131
Upwork, Inc.(a)	246,728	2,578,308
Varonis Systems, Inc.(a)	216,381	12,225,527
Verint Systems, Inc.(a)	120,776	3,059,256
Verra Mobility Corp., Class A(a)	327,987	9,121,318

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Computer Services Software & Systems (continued)
WNS Holdings Ltd.(a)(b)	88,854	$ 4,683,494
Workiva, Inc., Class A(a)	99,390	7,863,737
Yelp, Inc.(a)	129,905	4,557,067
Yext, Inc.(a)	209,530	1,449,948
Zuora, Inc., Class A(a)	256,565	2,211,590
		277,567,982
Computer Technology — 0.6%
3D Systems Corp.(a)(b)	258,940	735,390
Corsair Gaming, Inc.(a)(b)	89,115	620,240
Immersion Corp.	57,682	514,524
Impinj, Inc.(a)	44,460	9,626,479
Insight Enterprises, Inc.(a)	54,751	11,792,818
PC Connection, Inc.	23,091	1,741,754
Synaptics, Inc.(a)(b)	76,500	5,934,870
		30,966,075
Construction — 1.4%
Arcosa, Inc.	95,529	9,052,328
Bowman Consulting Group Ltd.(a)(b)	26,594	640,384
Centuri Holdings, Inc.(a)(b)	27,273	440,459
Construction Partners, Inc., Class A(a)	84,952	5,929,650
Dycom Industries, Inc.(a)	55,718	10,982,018
Frontdoor, Inc.(a)	154,408	7,410,040
Granite Construction, Inc.	86,429	6,852,091
Great Lakes Dredge & Dock Corp.(a)	131,505	1,384,748
Knife River Corp.(a)	111,860	9,999,165
NV5 Global, Inc.(a)	28,284	2,643,988
Orion Group Holdings, Inc.(a)	61,118	352,651
Primoris Services Corp.	104,903	6,092,766
Smith-Midland Corp.(a)	8,961	299,208
Southland Holdings, Inc.(a)(b)	20,079	74,292
Sterling Infrastructure, Inc.(a)	59,353	8,607,372
Tutor Perini Corp.(a)	85,721	2,328,182
		73,089,342
Consumer Electronics — 0.1%
Sonos, Inc.(a)	244,114	3,000,161
Consumer Finance — 0.1%
Consumer Portfolio Services, Inc.(a)	18,910	177,376
NerdWallet, Inc., Class A(a)(b)	77,161	980,716
OppFi, Inc., Class A	36,108	170,791
Upstart Holdings, Inc.(a)(b)	151,172	6,048,392
		7,377,275
Consumer Lending — 0.4%
Encore Capital Group, Inc.(a)(b)	46,410	2,193,801
Enova International, Inc.(a)	50,026	4,191,679
LendingTree, Inc.(a)(b)	19,935	1,156,828
Marcus & Millichap, Inc.	46,486	1,842,240
Navient Corp.	155,038	2,417,042
Nelnet, Inc., Class A	27,904	3,160,965
PRA Group, Inc.(a)	76,764	1,716,443
PROG Holdings, Inc.	81,556	3,954,650
Regional Management Corp.	15,637	511,486
World Acceptance Corp.(a)	6,675	787,517
		21,932,651
Consumer Services: Miscellaneous — 0.3%
Cars.com, Inc.(a)	130,439	2,186,158
Chuy’s Holdings, Inc.(a)	34,381	1,285,849
Security	Shares	Value
Consumer Services: Miscellaneous (continued)
FirstCash Holdings, Inc.	75,586	$ 8,677,273
OPENLANE, Inc.(a)(b)	212,692	3,590,241
		15,739,521
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA	288,120	1,086,212
Greif, Inc., Class A	49,378	3,094,026
Greif, Inc., Class B	9,447	659,684
Myers Industries, Inc.	73,227	1,011,997
O-I Glass, Inc.(a)	302,809	3,972,854
Pactiv Evergreen, Inc.	80,706	928,926
Ranpak Holdings Corp.(a)	82,131	536,316
UFP Technologies, Inc.(a)	14,227	4,505,691
		15,795,706
Cosmetics — 0.1%
Inter Parfums, Inc.	35,660	4,617,257
Diversified Consumer Services — 0.0%
Nerdy, Inc., Class A(a)	150,981	148,429
Diversified Financial Services — 0.7%
Cannae Holdings, Inc.	111,577	2,126,658
Compass Diversified Holdings	131,995	2,921,049
European Wax Center, Inc., Class A(a)(b)	64,502	438,613
Jackson Financial, Inc., Class A	131,444	11,991,636
MBIA, Inc.	91,949	328,258
Moelis & Co., Class A	113,721	7,791,026
Piper Sandler Cos.	34,196	9,705,167
SWK Holdings Corp.(a)	8,260	142,815
Tiptree, Inc.	50,219	982,786
		36,428,008
Diversified Manufacturing Operations — 0.7%
Barnes Group, Inc.	91,988	3,717,235
Custom Truck One Source, Inc.(a)	99,498	343,268
Enerpac Tool Group Corp., Class A	107,707	4,511,846
Enviri Corp.(a)	153,488	1,587,066
Federal Signal Corp.	118,004	11,028,654
Luxfer Holdings PLC	54,284	702,978
OSI Systems, Inc.(a)(b)	31,700	4,813,011
PowerSchool Holdings, Inc., Class A(a)(b)	117,948	2,690,394
Standex International Corp.	22,744	4,157,148
TriMas Corp.	80,415	2,052,995
		35,604,595
Diversified Materials & Processing — 0.3%
Belden, Inc.	79,792	9,346,037
Insteel Industries, Inc.	37,316	1,160,155
NL Industries, Inc.	14,377	106,821
Tredegar Corp.(a)	49,384	360,009
Uranium Energy Corp.(a)(b)	779,082	4,838,099
		15,811,121
Diversified Media — 0.0%
EW Scripps Co., Class A(a)	118,440	265,898
Diversified Retail — 0.2%
Beyond, Inc.(a)(b)	90,978	917,058
Global Industrial Co.	27,148	922,218
PriceSmart, Inc.	49,085	4,505,021
Revolve Group, Inc.(a)(b)	74,859	1,855,006
Savers Value Village, Inc.(a)	43,445	457,042
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Retail (continued)
Stitch Fix, Inc., Class A(a)	177,038	$ 499,247
Winmark Corp.	5,782	2,214,101
		11,369,693
Diversified Telecommunication Services(a) — 0.5%
AST SpaceMobile, Inc., Class A(b)	262,913	6,875,175
BlackSky Technology, Inc.	24,069	114,087
EchoStar Corp., Class A	238,919	5,929,970
Globalstar, Inc.	1,444,925	1,791,707
Lumen Technologies, Inc.	1,986,531	14,104,370
		28,815,309
Drug & Grocery Store Chains — 0.5%
Ingles Markets, Inc., Class A	28,700	2,141,020
Sprouts Farmers Market, Inc.(a)	197,719	21,830,155
Village Super Market, Inc., Class A	17,400	553,146
Weis Markets, Inc.	32,599	2,247,049
		26,771,370
Education Services — 0.7%
Adtalem Global Education, Inc.(a)	73,577	5,553,592
American Public Education, Inc.(a)	31,309	461,808
Chegg, Inc.(a)	196,650	348,070
Coursera, Inc.(a)(b)	272,500	2,163,650
Franklin Covey Co.(a)	22,005	905,066
Graham Holdings Co., Class B	6,387	5,248,326
HealthStream, Inc.	48,600	1,401,624
Laureate Education, Inc., Class A	265,684	4,413,011
Lincoln Educational Services Corp.(a)	52,061	621,608
Perdoceo Education Corp.	114,364	2,543,455
Strategic Education, Inc.	43,452	4,021,483
Stride, Inc.(a)(b)	83,738	7,143,689
Udemy, Inc.(a)	190,662	1,418,525
Universal Technical Institute, Inc.(a)	78,746	1,280,410
		37,524,317
Electrical Equipment — 0.2%
Amprius Technologies, Inc.(a)(b)	9,428	10,465
ChargePoint Holdings, Inc., Class A(a)(b)	739,586	1,013,233
Energy Vault Holdings, Inc.(a)(b)	225,018	216,017
Enovix Corp.(a)(b)	294,388	2,749,584
Fluence Energy, Inc., Class A(a)(b)	120,586	2,738,508
Freyr Battery, Inc.(a)(b)	223,536	216,852
LSI Industries, Inc.	55,791	901,025
Net Power, Inc., Class A(a)(b)	42,168	295,598
NuScale Power Corp., Class A(a)(b)	154,735	1,791,831
SES AI Corp.(a)	267,713	171,283
Shoals Technologies Group, Inc., Class A(a)	339,762	1,906,065
SolarMax Technology, Inc.(a)(b)	11,106	7,013
		12,017,474
Electronic Components — 0.6%
Aeva Technologies, Inc.(a)(b)	49,071	161,444
American Superconductor Corp.(a)	67,616	1,595,738
Array Technologies, Inc.(a)(b)	302,489	1,996,427
Methode Electronics, Inc.	64,385	770,045
MicroVision, Inc.(a)(b)	411,395	468,990
Novanta, Inc.(a)	70,414	12,598,473
NVE Corp.	9,092	726,178
Sanmina Corp.(a)	105,424	7,216,273
ScanSource, Inc.(a)	48,177	2,313,941
Security	Shares	Value
Electronic Components (continued)
Stem, Inc.(a)(b)	316,579	$ 110,233
TTM Technologies, Inc.(a)	199,978	3,649,598
		31,607,340
Electronic Entertainment(a) — 0.0%
PlayAGS, Inc.	78,341	892,304
Turtle Beach Corp.	34,172	524,198
		1,416,502
Electronic Equipment, Instruments & Components — 0.2%
Bel Fuse, Inc., Class A	3,477	345,718
Climb Global Solutions, Inc.	8,175	813,739
Daktronics, Inc.(a)(b)	74,188	957,767
Evolv Technologies Holdings, Inc., Class A(a)(b)	260,512	1,055,074
Iteris, Inc.(a)	85,777	612,448
Lightwave Logic, Inc.(a)(b)	239,411	660,774
Mirion Technologies, Inc., Class A(a)	390,536	4,323,234
Ouster, Inc., Class A(a)	86,275	543,533
Richardson Electronics Ltd.	23,313	287,682
Xperi, Inc.(a)	89,675	828,597
		10,428,566
Electronics(a) — 0.5%
Agilysys, Inc.	43,357	4,724,612
Integer Holdings Corp.(b)	65,627	8,531,510
NEXTracker, Inc., Class A	283,064	10,609,239
nLight, Inc.(b)	91,704	980,316
		24,845,677
Energy Equipment(a) — 0.3%
Bloom Energy Corp., Class A(b)	393,985	4,160,482
Expro Group Holdings NV(b)	184,709	3,171,454
FuelCell Energy, Inc.(b)	922,145	350,415
Sunrun, Inc.	430,401	7,773,042
TPI Composites, Inc.(b)	92,868	422,549
		15,877,942
Energy Equipment & Services — 0.4%
Atlas Energy Solutions, Inc.	134,561	2,933,430
Borr Drilling Ltd.(b)	469,549	2,577,824
Core Laboratories, Inc.	93,004	1,723,364
Drilling Tools International Corp.(a)(b)	18,747	69,926
Forum Energy Technologies, Inc.(a)	23,381	361,470
Geospace Technologies Corp.(a)(b)	25,046	258,976
Innovex International, Inc.(a)	68,213	1,001,367
Kodiak Gas Services, Inc.	40,189	1,165,481
Mammoth Energy Services, Inc.(a)(b)	45,251	185,077
Ranger Energy Services, Inc., Class A	33,167	395,019
SEACOR Marine Holdings, Inc.(a)	45,687	440,879
Seadrill Ltd.(a)	134,515	5,345,626
Valaris Ltd.(a)(b)	123,552	6,888,024
Verde Clean Fuels, Inc., Class A(a)	6,336	25,281
		23,371,744
Engineering & Contracting Services — 0.8%
Argan, Inc.	24,376	2,472,458
Exponent, Inc.	99,161	11,431,280
Fluor Corp.(a)	335,119	15,988,528
IES Holdings, Inc.(a)(b)	16,148	3,223,464
Limbach Holdings, Inc.(a)	20,373	1,543,459
Mistras Group, Inc.(a)	39,463	448,694
MYR Group, Inc.(a)	32,162	3,287,921

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Engineering & Contracting Services (continued)
VSE Corp.	31,180	$ 2,579,521
Willdan Group, Inc.(a)	24,193	990,703
		41,966,028
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A(a)(b)	664,340	3,022,747
Atlanta Braves Holdings, Inc., Class A(a)(b)	20,474	862,979
Atlanta Braves Holdings, Inc., Class C(a)	99,362	3,954,608
Cinemark Holdings, Inc.(a)	216,611	6,030,450
Golden Entertainment, Inc.	40,256	1,279,738
Golden Matrix Group, Inc.(a)(b)	39,654	92,394
IMAX Corp.(a)(b)	84,221	1,727,373
Lions Gate Entertainment Corp., Class A(a)(b)	118,774	930,000
Lions Gate Entertainment Corp., Class B(a)	235,690	1,630,975
Madison Square Garden Entertainment Corp.(a)	77,478	3,295,139
Playstudios, Inc., Class A(a)	158,927	239,980
Reservoir Media, Inc.(a)	38,285	310,491
		23,376,874
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	124,306	6,558,385
BrightView Holdings, Inc.(a)	114,137	1,796,516
Brink’s Co.	88,493	10,233,330
Healthcare Services Group, Inc.(a)	146,745	1,639,142
IBEX Holdings Ltd.(a)	16,667	333,007
Montrose Environmental Group, Inc.(a)(b)	62,973	1,656,190
UniFirst Corp.	29,548	5,869,710
		28,086,280
Financial Data & Systems — 0.3%
Atlanticus Holdings Corp.(a)	10,992	385,599
Cass Information Systems, Inc.	27,001	1,120,002
Donnelley Financial Solutions, Inc.(a)	50,656	3,334,685
EVERTEC, Inc.	126,196	4,276,782
Green Dot Corp., Class A(a)	71,709	839,712
I3 Verticals, Inc., Class A(a)	45,087	960,804
International Money Express, Inc.(a)	63,220	1,168,938
LendingClub Corp.(a)	216,418	2,473,658
Priority Technology Holdings, Inc.(a)	38,387	262,183
Repay Holdings Corp., Class A(a)(b)	179,245	1,462,639
Value Line, Inc.	1,578	73,377
		16,358,379
Financial Services — 0.4%
Acacia Research Corp.(a)	74,872	348,903
Burford Capital Ltd.	393,014	5,211,366
Enact Holdings, Inc.	57,939	2,104,924
Ispire Technology, Inc.(a)(b)	38,896	241,350
Karat Packaging, Inc.	12,880	333,463
NewtekOne, Inc.	46,878	584,100
Onity Group, Inc.(a)	12,172	388,774
Pagseguro Digital Ltd., Class A(a)	373,521	3,216,016
Paysign, Inc.(a)	61,000	223,870
Turning Point Brands, Inc.	34,174	1,474,608
Universal Corp.	47,612	2,528,673
Vector Group Ltd.	290,894	4,340,138
		20,996,185
Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	17,991	534,153
Food Products — 0.1%
Beyond Meat, Inc.(a)(b)	119,118	807,620
Forafric Global PLC(a)(b)	9,653	109,465
Hain Celestial Group, Inc.(a)	178,843	1,543,415
Security	Shares	Value
Food Products (continued)
Lifeway Foods, Inc.(a)	8,973	$ 232,580
Mama’s Creations, Inc.(a)	65,618	479,012
SunOpta, Inc.(a)(b)	183,521	1,170,864
Westrock Coffee Co.(a)(b)	67,558	439,127
WK Kellogg Co.	129,949	2,223,427
		7,005,510
Foods — 0.7%
B&G Foods, Inc.	154,993	1,376,338
Chefs’ Warehouse, Inc.(a)	69,320	2,912,133
HF Foods Group, Inc.(a)	80,529	287,489
J & J Snack Foods Corp.	29,911	5,148,281
John B Sanfilippo & Son, Inc.	17,378	1,638,919
Lancaster Colony Corp.	38,499	6,797,768
Medifast, Inc.	20,355	389,595
Mission Produce, Inc.(a)	86,083	1,103,584
Seneca Foods Corp., Class A(a)(b)	9,375	584,344
Simply Good Foods Co.(a)	179,142	6,228,767
SpartanNash Co.	66,037	1,479,889
TreeHouse Foods, Inc.(a)	93,868	3,940,579
United Natural Foods, Inc.(a)	113,896	1,915,731
Utz Brands, Inc., Class A	128,811	2,279,955
Vita Coco Co., Inc.(a)	77,750	2,201,102
		38,284,474
Forest Products — 0.5%
Boise Cascade Co.	77,675	10,950,622
UFP Industries, Inc.	118,772	15,584,074
		26,534,696
Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	87,655	1,708,396
Ennis, Inc.	50,704	1,233,121
Quad/Graphics, Inc., Class A	63,241	287,114
		3,228,631
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	28,056	2,335,662
Funeral Parlors & Cemeteries — 0.1%
Carriage Services, Inc.	26,189	859,785
Hillenbrand, Inc.	139,103	3,867,063
Matthews International Corp., Class A	59,248	1,374,554
		6,101,402
Gas Pipeline — 0.1%
Kinetik Holdings, Inc., Class A	75,780	3,429,803
NextDecade Corp.(a)	229,011	1,078,642
		4,508,445
Glass — 0.1%
Apogee Enterprises, Inc.	43,312	3,032,490
Gold — 0.1%
Caledonia Mining Corp. PLC	33,279	497,854
Coeur Mining, Inc.(a)	775,111	5,332,764
Novagold Resources, Inc.(a)	483,092	1,980,677
		7,811,295
Health Care Equipment & Services — 0.1%
Embecta Corp.	112,252	1,582,753
Figs, Inc., Class A(a)(b)	259,076	1,772,080
		3,354,833
Health Care Equipment & Supplies — 0.4%
Adaptive Biotechnologies Corp.(a)(b)	230,936	1,182,392
Fractyl Health, Inc.(a)	14,964	37,859
ICU Medical, Inc.(a)	42,078	7,667,453
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Inogen, Inc.(a)	46,655	$ 452,554
Integra LifeSciences Holdings Corp.(a)	132,720	2,411,522
Nano-X Imaging Ltd.(a)(b)	108,136	657,467
OmniAb, Inc.(a)(b)	175,041	740,423
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	9,003	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	9,003	—
Paragon 28, Inc.(a)(b)	93,957	627,633
PROCEPT BioRobotics Corp.(a)(b)	83,126	6,660,055
Strawberry Fields REIT, Inc.	11,547	146,531
Zimvie, Inc.(a)	53,873	854,965
		21,438,854
Health Care Facilities — 0.8%
Astrana Health, Inc.(a)	84,420	4,891,295
Brookdale Senior Living, Inc.(a)	379,121	2,574,232
CVRx, Inc.(a)	26,493	233,403
Ensign Group, Inc.	108,932	15,666,600
Joint Corp.(a)	21,564	246,692
LifeStance Health Group, Inc.(a)	237,912	1,665,384
National HealthCare Corp.	24,738	3,111,298
Pliant Therapeutics, Inc.(a)	113,614	1,273,613
RxSight, Inc.(a)(b)	67,382	3,330,692
Select Medical Holdings Corp.	210,191	7,329,360
Sight Sciences, Inc.(a)	70,045	441,284
U.S. Physical Therapy, Inc.	29,634	2,507,926
		43,271,779
Health Care Management Services(a) — 0.4%
Enhabit, Inc.	99,569	786,595
Hims & Hers Health, Inc., Class A	372,449	6,860,510
Option Care Health, Inc.	336,732	10,539,712
Quipt Home Medical Corp.	75,739	221,158
		18,407,975
Health Care Providers & Services(a) — 0.2%
agilon health, Inc.(b)	611,030	2,401,348
DocGo, Inc.(b)	202,776	673,216
GeneDx Holdings Corp., Class A	24,249	1,029,128
PACS Group, Inc.	77,162	3,084,165
Sonida Senior Living, Inc.	6,812	182,153
Talkspace, Inc.	245,119	512,299
		7,882,309
Health Care Services — 1.4%
Accolade, Inc.(a)(b)	147,653	568,464
Addus HomeCare Corp.(a)	34,196	4,549,094
AirSculpt Technologies, Inc.(a)(b)	19,556	99,149
Alignment Healthcare, Inc.(a)	198,246	2,343,268
AMN Healthcare Services, Inc.(a)	75,068	3,182,133
Ardent Health Partners, Inc.(a)	23,779	437,058
Aveanna Healthcare Holdings, Inc.(a)	99,315	516,438
BrightSpring Health Services, Inc.(a)(b)	107,369	1,576,177
Concentra Group Holdings Parent, Inc.(a)(b)	44,585	996,921
CorVel Corp.(a)	17,399	5,687,559
Cross Country Healthcare, Inc.(a)	62,745	843,293
Definitive Healthcare Corp., Class A(a)	106,318	475,241
Health Catalyst, Inc.(a)	116,487	948,204
HealthEquity, Inc.(a)	166,157	13,599,950
Inari Medical, Inc.(a)	103,640	4,274,114
LifeMD, Inc.(a)	69,167	362,435
ModivCare, Inc.(a)	22,108	315,702
NeoGenomics, Inc.(a)(b)	249,363	3,678,104
Omnicell, Inc.(a)	90,387	3,940,873
Security	Shares	Value
Health Care Services (continued)
OptimizeRx Corp.(a)	35,027	$ 270,408
Pediatrix Medical Group, Inc.(a)	163,320	1,892,879
Pennant Group, Inc.(a)	55,995	1,999,021
Performant Financial Corp.(a)	144,831	541,668
Phibro Animal Health Corp., Class A	41,040	924,221
Phreesia, Inc.(a)(b)	100,884	2,299,146
Privia Health Group, Inc.(a)(b)	202,067	3,679,640
Progyny, Inc.(a)(b)	165,164	2,768,149
Surgery Partners, Inc.(a)(b)	150,459	4,850,798
Teladoc Health, Inc.(a)(b)	337,172	3,095,239
Viemed Healthcare, Inc.(a)	64,847	475,329
Waystar Holding Corp.(a)(b)	84,711	2,362,590
		73,553,265
Health Care: Miscellaneous — 0.0%
Absci Corp.(a)(b)	159,235	608,278
Home Building — 1.8%
Beazer Homes USA, Inc.(a)	58,703	2,005,882
Century Communities, Inc.	54,847	5,648,144
Dream Finders Homes, Inc., Class A(a)	55,765	2,019,251
Forestar Group, Inc.(a)	37,677	1,219,604
Green Brick Partners, Inc.(a)	61,063	5,099,982
Hovnanian Enterprises, Inc., Class A(a)	9,851	2,013,249
Installed Building Products, Inc.	47,017	11,578,877
KB Home	132,102	11,319,820
Landsea Homes Corp.(a)	36,898	455,690
Legacy Housing Corp.(a)(b)	22,551	616,770
LGI Homes, Inc.(a)	40,936	4,851,735
M/I Homes, Inc.(a)	52,281	8,958,872
Meritage Homes Corp.	70,505	14,458,460
Taylor Morrison Home Corp., Class A(a)	200,824	14,109,894
Tile Shop Holdings, Inc.(a)	56,497	372,315
Tri Pointe Homes, Inc.(a)	180,943	8,198,527
United Homes Group, Inc., Class A(a)	12,199	74,902
		93,001,974
Hotel/Motel — 0.2%
Bally’s Corp.(a)	47,430	818,168
First Watch Restaurant Group, Inc.(a)(b)	60,512	943,987
Krispy Kreme, Inc.	168,092	1,805,308
Marcus Corp.	48,834	735,928
Red Rock Resorts, Inc., Class A	96,463	5,251,446
Xponential Fitness, Inc., Class A(a)(b)	47,757	592,187
		10,147,024
Hotels, Restaurants & Leisure — 0.3%
Despegar.com Corp.(a)(b)	122,603	1,520,277
Empire Resorts, Inc.(a)(c)	5,132	—
Global Business Travel Group I, Class A(a)(b)	243,083	1,869,308
Mondee Holdings, Inc., Class A(a)(b)	87,266	121,300
Sabre Corp.(a)	745,047	2,734,323
Six Flags Entertainment Corp.	182,130	7,341,660
Super Group SGHC Ltd.	298,778	1,084,564
Vacasa, Inc., Class A, Class A(a)(b)	18,692	52,525
		14,723,957
Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	17,003	517,401
iRobot Corp.(a)(b)	54,668	475,065
Traeger, Inc.(a)	61,250	225,400
		1,217,866

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables — 0.1%
Cricut, Inc., Class A	93,955	$ 651,108
Vizio Holding Corp., Class A(a)	176,009	1,966,021
Waldencast PLC, Class A(a)	56,516	205,718
		2,822,847
Household Equipment & Products — 0.5%
Central Garden & Pet Co.(a)	19,234	701,464
Central Garden & Pet Co., Class A(a)	103,341	3,244,907
Energizer Holdings, Inc.	140,631	4,466,441
Helen of Troy Ltd.(a)(b)	44,718	2,765,808
LiveOne, Inc.(a)(b)	135,674	128,728
Novocure Ltd.(a)	210,933	3,296,883
Zurn Elkay Water Solutions Corp.	282,711	10,160,633
		24,764,864
Household Furnishings — 0.2%
American Woodmark Corp.(a)	30,593	2,858,916
Ethan Allen Interiors, Inc.	45,554	1,452,717
Flexsteel Industries, Inc.	9,198	407,379
Hooker Furnishings Corp.	19,238	347,823
La-Z-Boy, Inc.	83,037	3,564,778
Lifetime Brands, Inc.	24,800	162,192
Lovesac Co.(a)	28,075	804,349
Purple Innovation, Inc.(a)(b)	130,797	129,319
Sleep Number Corp.(a)	41,158	754,015
		10,481,488
Independent Power Producers & Energy Traders(a) — 0.0%
Altus Power, Inc., Class A(b)	151,317	481,188
Montauk Renewables, Inc.	128,764	670,861
		1,152,049
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A(b)	51,757	1,311,005
Insurance — 0.5%
F&G Annuities & Life, Inc.	31,514	1,409,306
Fidelis Insurance Holdings Ltd.	95,480	1,724,369
GoHealth, Inc., Class A(a)	6,637	62,255
Hamilton Insurance Group Ltd., Class B(a)	77,690	1,502,524
Kingsway Financial Services, Inc.(a)	26,560	219,917
Lemonade, Inc.(a)(b)	102,126	1,684,058
Marqeta, Inc., Class A(a)	913,178	4,492,836
Mercury General Corp.	53,038	3,340,333
Oscar Health, Inc., Class A(a)	382,410	8,110,916
Skyward Specialty Insurance Group, Inc.(a)	73,570	2,996,506
		25,543,020
Insurance: Life — 0.2%
CNO Financial Group, Inc.	206,709	7,255,486
Selectquote, Inc.(a)	259,343	562,774
Trupanion, Inc.(a)	65,277	2,740,329
		10,558,589
Insurance: Multi-Line — 0.5%
Baldwin Insurance Group, Inc., Class A(a)(b)	129,246	6,436,451
Crawford & Co., Class A	28,033	307,522
Goosehead Insurance, Inc., Class A(a)(b)	44,117	3,939,648
Horace Mann Educators Corp.	79,615	2,782,544
James River Group Holdings Ltd.	62,051	389,060
Maiden Holdings Ltd.(a)(b)	178,052	315,152
Mr. Cooper Group, Inc.(a)	125,265	11,546,928
SiriusPoint Ltd.(a)	195,328	2,801,003
		28,518,308
Security	Shares	Value
Insurance: Property-Casualty — 1.4%
American Coastal Insurance Corp.(a)	48,187	$ 543,068
AMERISAFE, Inc.	37,729	1,823,443
Bowhead Specialty Holdings, Inc.(a)	14,172	396,958
Donegal Group, Inc., Class A	30,640	451,634
Employers Holdings, Inc.	43,424	2,083,049
Enstar Group Ltd.(a)	24,933	8,018,203
Essent Group Ltd.	204,815	13,167,556
Genworth Financial, Inc., Class A(a)	812,755	5,567,372
Greenlight Capital Re Ltd., Class A(a)	55,060	751,569
HCI Group, Inc.	16,188	1,733,087
Heritage Insurance Holdings, Inc.(a)	45,580	557,899
Investors Title Co.	2,831	650,564
NI Holdings, Inc.(a)	16,971	266,105
NMI Holdings, Inc., Class A(a)	153,984	6,342,601
Palomar Holdings, Inc.(a)	47,952	4,539,616
ProAssurance Corp.(a)	95,824	1,441,193
Radian Group, Inc.	246,110	8,537,556
Safety Insurance Group, Inc.	29,080	2,378,162
Selective Insurance Group, Inc.	119,351	11,135,448
Stewart Information Services Corp.	51,586	3,855,538
United Fire Group, Inc.	39,955	836,258
Universal Insurance Holdings, Inc.	45,918	1,017,543
		76,094,422
Internet & Catalog Retail(a) — 0.0%
BARK, Inc.	266,213	433,927
RumbleON, Inc., Class B(b)	32,012	153,338
ThredUp, Inc., Class A(b)	164,126	138,194
Vivid Seats, Inc., Class A(b)	155,919	576,900
		1,302,359
Internet Software & Services(a) — 0.2%
1stdibs.com, Inc.	50,712	223,640
eGain Corp.	40,271	205,382
Flywire Corp.	239,196	3,920,422
MediaAlpha, Inc., Class A	49,518	896,771
Remitly Global, Inc.(b)	283,747	3,799,372
TrueCar, Inc.	168,364	580,856
Xometry, Inc., Class A(b)	83,851	1,540,343
		11,166,786
IT Services — 0.5%
Backblaze, Inc., Class A(a)	79,581	508,522
BigBear.ai Holdings, Inc.(a)(b)	202,578	295,764
Bread Financial Holdings, Inc.	45,593	2,169,315
Core Scientific, Inc.(a)(b)	353,259	4,189,652
Fastly, Inc., Class A(a)(b)	255,207	1,931,917
Payoneer Global, Inc.(a)	469,312	3,533,919
Paysafe Ltd.(a)	62,832	1,409,322
SolarWinds Corp.	108,512	1,416,082
Squarespace, Inc., Class A(a)	119,156	5,532,413
StoneCo Ltd., Class A(a)	563,246	6,342,150
Thoughtworks Holding, Inc.(a)	199,492	881,755
		28,210,811
Leisure Time — 0.7%
Acushnet Holdings Corp.	57,419	3,660,461
AMMO, Inc.(a)(b)	168,298	240,666
Clarus Corp.	61,679	277,556
Escalade, Inc.	17,369	244,382
Hilton Grand Vacations, Inc.(a)	144,733	5,256,703
Johnson Outdoors, Inc., Class A	8,590	310,958
Latham Group, Inc.(a)	75,287	511,952
Life Time Group Holdings, Inc.(a)	116,572	2,846,688
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Time (continued)
Lindblad Expeditions Holdings, Inc.(a)	72,712	$ 672,586
OneSpaWorld Holdings Ltd.	199,000	3,285,490
Peloton Interactive, Inc., Class A(a)(b)	669,853	3,134,912
Portillo’s, Inc., Class A(a)(b)	107,693	1,450,625
RCI Hospitality Holdings, Inc.(b)	16,425	731,734
Smith & Wesson Brands, Inc.	90,821	1,178,857
Sphere Entertainment Co., Class A(a)	52,602	2,323,956
Sturm Ruger & Co., Inc.	32,230	1,343,346
Topgolf Callaway Brands Corp.(a)	280,939	3,084,710
United Parks & Resorts, Inc.(a)	69,150	3,498,990
Vista Outdoor, Inc.(a)	114,185	4,473,768
		38,528,340
Life Sciences Tools & Services(a) — 0.1%
Conduit Pharmaceuticals, Inc.	45,951	5,445
Maravai LifeSciences Holdings, Inc., Class A	214,368	1,781,398
WaVe Life Sciences Ltd.	154,385	1,265,957
		3,052,800
Luxury Items — 0.2%
Movado Group, Inc.	29,367	546,226
Signet Jewelers Ltd.	83,825	8,645,711
		9,191,937
Machinery(a) — 0.1%
Hillman Solutions Corp.	389,268	4,110,670
Taylor Devices, Inc.	4,747	236,970
		4,347,640
Machinery: Agricultural — 0.4%
Alamo Group, Inc.	20,290	3,654,838
Integral Ad Science Holding Corp.(a)	144,087	1,557,580
Lindsay Corp.	21,254	2,649,099
SPX Technologies, Inc.(a)	88,361	14,090,045
Titan International, Inc.(a)	96,104	781,326
Titan Machinery, Inc.(a)	41,607	579,585
		23,312,473
Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	45,466	1,452,184
Douglas Dynamics, Inc.	45,198	1,246,561
Manitowoc Co., Inc.(a)	70,213	675,449
Terex Corp.	131,061	6,934,437
		10,308,631
Machinery: Industrial — 1.2%
Applied Industrial Technologies, Inc.	75,485	16,842,968
Chart Industries, Inc.(a)(b)	83,172	10,324,972
Columbus McKinnon Corp./New York	56,281	2,026,116
DXP Enterprises, Inc.(a)	24,714	1,318,739
Enpro, Inc.	41,210	6,683,438
EVI Industries, Inc.	12,204	235,903
Gencor Industries, Inc.(a)	21,204	442,315
Graham Corp.(a)	20,440	604,820
Hyster-Yale, Inc., Class A	22,842	1,456,634
John Bean Technologies Corp.	62,359	6,142,985
Kadant, Inc.(b)	23,055	7,792,590
Kennametal, Inc.	154,905	4,016,687
Mayville Engineering Co., Inc.(a)	25,364	534,673
Proto Labs, Inc.(a)	51,131	1,501,718
Tennant Co.	37,549	3,606,206
Twin Disc, Inc.	22,256	277,977
		63,808,741
Security	Shares	Value
Machinery: Specialty — 0.1%
Albany International Corp., Class A	61,220	$ 5,439,397
Manufactured Housing(a) — 0.3%
Cavco Industries, Inc.	16,437	7,038,981
Champion Homes, Inc.	105,695	10,025,171
		17,064,152
Marine — 0.6%
Ardmore Shipping Corp.	82,669	1,496,309
Costamare, Inc.	83,612	1,314,381
DHT Holdings, Inc.	267,360	2,948,981
Dorian LPG Ltd.	68,594	2,361,005
Genco Shipping & Trading Ltd.	84,107	1,640,087
Golden Ocean Group Ltd.	241,020	3,224,848
Himalaya Shipping Ltd.	57,729	499,933
International Seaways, Inc.	78,995	4,072,982
Nordic American Tankers Ltd.	406,441	1,491,638
Pangaea Logistics Solutions Ltd.	62,079	448,831
Safe Bulkers, Inc.	124,396	644,371
Scorpio Tankers, Inc.	92,115	6,567,800
SFL Corp. Ltd.	223,264	2,583,164
Teekay Corp.(a)	111,269	1,023,675
Teekay Tankers Ltd., Class A	47,528	2,768,506
		33,086,511
Media — 0.1%
Gambling.com Group Ltd.(a)	34,654	347,233
Innovid Corp.(a)(b)	212,403	382,325
Outbrain, Inc.(a)	70,772	343,952
PubMatic, Inc., Class A(a)	82,825	1,231,608
Sinclair, Inc., Class A	62,332	953,680
Townsquare Media, Inc., Class A	26,435	268,580
Vimeo, Inc.(a)	287,243	1,450,577
Webtoon Entertainment, Inc.(a)	29,723	340,031
ZipRecruiter, Inc., Class A(a)(b)	143,133	1,359,763
		6,677,749
Medical & Dental Instruments & Supplies — 1.5%
Akoya Biosciences, Inc.(a)(b)	63,321	172,233
Alphatec Holdings, Inc.(a)	203,333	1,130,532
AngioDynamics, Inc.(a)	71,654	557,468
Anika Therapeutics, Inc.(a)	25,800	637,260
Artivion, Inc.(a)	78,624	2,092,971
AtriCure, Inc.(a)(b)	93,760	2,629,030
Avanos Medical, Inc.(a)	89,508	2,150,877
Axogen, Inc.(a)	84,548	1,185,363
BioLife Solutions, Inc.(a)	68,805	1,722,877
Cerus Corp.(a)(b)	364,923	634,966
Community Health Systems, Inc.(a)	245,620	1,490,913
CONMED Corp.	60,414	4,344,975
InfuSystem Holdings, Inc.(a)	37,932	254,144
Inmode Ltd.(a)	157,489	2,669,439
LeMaitre Vascular, Inc.	40,175	3,731,856
LivaNova PLC(a)	107,016	5,622,621
Merit Medical Systems, Inc.(a)	112,280	11,096,632
Neogen Corp.(a)	429,180	7,214,516
Ocular Therapeutix, Inc.(a)(b)	308,205	2,681,384
OraSure Technologies, Inc.(a)	137,040	585,161
Orchestra BioMed Holdings, Inc.(a)	46,325	238,111
Organogenesis Holdings, Inc., Class A(a)	147,640	422,250
Orthofix Medical, Inc.(a)	66,066	1,031,951
OrthoPediatrics Corp.(a)(b)	32,642	884,925
Owens & Minor, Inc.(a)	149,402	2,344,117

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Medical & Dental Instruments & Supplies (continued)
Patterson Cos., Inc.	154,614	$ 3,376,770
Pulmonx Corp.(a)	76,702	635,860
Sanara Medtech, Inc.(a)	7,363	222,657
Semler Scientific, Inc.(a)	9,615	226,433
STAAR Surgical Co.(a)	96,383	3,580,628
Surmodics, Inc.(a)	26,728	1,036,512
TransMedics Group, Inc.(a)(b)	62,936	9,880,952
Treace Medical Concepts, Inc.(a)	97,279	564,218
Utah Medical Products, Inc.	6,597	441,405
		77,492,007
Medical Equipment — 1.1%
Accuray, Inc.(a)	199,851	359,732
AdaptHealth Corp.(a)(b)	201,633	2,264,338
CareDx, Inc.(a)	98,008	3,060,300
Cytek Biosciences, Inc.(a)	242,006	1,340,713
Glaukos Corp.(a)(b)	96,040	12,512,091
Haemonetics Corp.(a)(b)	98,740	7,936,721
iRadimed Corp.	16,051	807,205
iRhythm Technologies, Inc.(a)(b)	61,921	4,597,015
Lantheus Holdings, Inc.(a)(b)	134,160	14,724,060
Nevro Corp.(a)	72,700	406,393
Quanterix Corp.(a)(b)	71,641	928,467
SI-BONE, Inc.(a)(b)	81,159	1,134,603
Standard BioTools, Inc.(a)(b)	575,572	1,110,854
Stereotaxis, Inc.(a)	109,296	222,964
Tactile Systems Technology, Inc.(a)	44,862	655,434
Tandem Diabetes Care, Inc.(a)(b)	127,066	5,388,869
Varex Imaging Corp.(a)	77,314	921,583
Zynex, Inc.(a)(b)	30,043	245,151
		58,616,493
Medical Services(a) — 0.0%
Fulgent Genetics, Inc.	40,791	886,388
Innovage Holding Corp.	40,236	241,416
NeuroPace, Inc.(b)	27,212	189,668
		1,317,472
Metal Fabricating — 0.6%
CompX International, Inc.	2,464	71,974
Distribution Solutions Group, Inc.(a)	21,316	820,879
DMC Global, Inc.(a)	37,335	484,608
Eastern Co.	10,372	336,571
GrafTech International Ltd.(a)	516,157	681,327
L B Foster Co., Class A(a)(b)	18,082	369,415
MRC Global, Inc.(a)	166,934	2,126,739
Mueller Industries, Inc.	219,327	16,252,131
Mueller Water Products, Inc., Class A	304,942	6,617,241
NN, Inc.(a)(b)	91,815	358,079
Worthington Enterprises, Inc.	62,333	2,583,703
		30,702,667
Metals & Minerals: Diversified — 0.4%
Compass Minerals International, Inc.	68,867	827,781
Constellium SE, Class A(a)	253,438	4,120,902
Energy Fuels, Inc./Canada(a)(b)	321,026	1,762,433
Hecla Mining Co.	1,145,945	7,643,453
Materion Corp.	40,783	4,561,987
Perpetua Resources Corp.(a)	71,697	670,367
Ring Energy, Inc.(a)(b)	295,487	472,779
U.S. Lime & Minerals, Inc.	20,985	2,049,395
		22,109,097
Security	Shares	Value
Metals & Mining — 0.1%
Contango ORE, Inc.(a)(b)	14,653	$ 282,217
Critical Metals Corp.(a)(b)	14,575	108,438
i-80 Gold Corp.(a)	516,981	599,698
Lifezone Holdings Ltd.(a)(b)	72,807	509,649
Metals Acquisition Ltd., Class A(a)(b)	107,405	1,487,559
SSR Mining, Inc.	401,959	2,283,127
		5,270,688
Mining(a) — 0.0%
Dakota Gold Corp.	122,012	287,948
Piedmont Lithium, Inc.(b)	35,544	317,408
		605,356
Office Supplies & Equipment — 0.4%
ACCO Brands Corp.	186,396	1,019,586
Eastman Kodak Co.(a)(b)	120,598	569,223
HNI Corp.	92,060	4,956,510
MillerKnoll, Inc.	136,905	3,389,768
Pitney Bowes, Inc.	200,937	1,432,681
Steelcase, Inc., Class A	183,331	2,473,135
Transocean Ltd.(a)(b)	1,435,002	6,098,758
		19,939,661
Oil & Gas Producers — 0.1%
Crescent Energy Co., Class A	272,555	2,984,477
HighPeak Energy, Inc.(b)	28,982	402,270
Kosmos Energy Ltd.(a)	914,787	3,686,592
		7,073,339
Oil Well Equipment & Services — 1.1%
Bristow Group, Inc.(a)	48,670	1,688,362
Cactus, Inc., Class A	128,914	7,692,298
ChampionX Corp.	374,433	11,289,155
Helix Energy Solutions Group, Inc.(a)	280,218	3,110,420
Helmerich & Payne, Inc.	189,717	5,771,191
Liberty Energy, Inc., Class A	316,879	6,049,220
Matrix Service Co.(a)	52,729	607,965
Nabors Industries Ltd.(a)	18,219	1,174,579
Natural Gas Services Group, Inc.(a)	21,386	408,687
Newpark Resources, Inc.(a)	165,202	1,144,850
Oceaneering International, Inc.(a)	198,173	4,928,563
Oil States International, Inc.(a)	120,547	554,516
Patterson-UTI Energy, Inc.	763,731	5,842,542
ProPetro Holding Corp.(a)	175,166	1,341,772
RPC, Inc.	169,451	1,077,708
Select Water Solutions, Inc., Class A	180,725	2,011,469
Solaris Oilfield Infrastructure, Inc., Class A	49,794	635,372
TETRA Technologies, Inc.(a)	250,327	776,014
		56,104,683
Oil, Gas & Consumable Fuels — 0.6%
Archrock, Inc.	327,532	6,629,248
Diversified Energy Co. PLC	93,710	1,066,420
Empire Petroleum Corp.(a)(b)	29,540	155,085
Encore Energy Corp.(a)	355,389	1,435,772
Excelerate Energy, Inc., Class A	34,227	753,336
FLEX LNG Ltd.(a)	60,885	1,548,914
Granite Ridge Resources, Inc.	104,981	623,587
Gulfport Energy Corp.(a)	25,662	3,883,944
Noble Corp. PLC	270,819	9,787,399
Plug Power, Inc.(a)(b)	1,461,265	3,302,459
ProFrac Holding Corp., Class A(a)(b)	40,980	278,254
Sable Offshore Corp.(a)(b)	98,607	2,330,083
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
VAALCO Energy, Inc.	207,706	$ 1,192,232
Vitesse Energy, Inc.	49,860	1,197,637
		34,184,370
Oil: Crude Producers — 1.3%
Amplify Energy Corp.(a)	74,009	483,279
Berry Corp.	152,736	785,063
California Resources Corp.	135,391	7,103,966
CNX Resources Corp.(a)(b)	290,158	9,450,446
Comstock Resources, Inc.	183,009	2,036,890
CVR Energy, Inc.	66,180	1,524,125
Evolution Petroleum Corp.	58,871	312,605
Magnolia Oil & Gas Corp., Class A	341,033	8,328,026
Murphy Oil Corp.	284,505	9,599,199
Northern Oil & Gas, Inc.	195,205	6,912,209
ONE Gas, Inc.	110,832	8,248,117
PrimeEnergy Resources Corp.(a)	1,464	201,739
Riley Exploration Permian, Inc.	22,662	600,316
SandRidge Energy, Inc.	64,222	785,435
SM Energy Co.	224,248	8,963,193
Talos Energy, Inc.(a)	293,110	3,033,688
Ur-Energy, Inc.(a)	548,306	652,484
Vital Energy, Inc.(a)	56,645	1,523,751
W&T Offshore, Inc.	200,065	430,140
		70,974,671
Oil: Refining & Marketing — 0.2%
Clean Energy Fuels Corp.(a)(b)	340,374	1,058,563
Delek U.S. Holdings, Inc.	125,586	2,354,738
Par Pacific Holdings, Inc.(a)	109,772	1,931,987
PBF Energy, Inc., Class A	204,379	6,325,530
		11,670,818
Paints & Coatings — 0.0%
Kronos Worldwide, Inc.	43,272	538,736
Paper — 0.0%
Clearwater Paper Corp.(a)	32,370	923,840
Paper & Forest Products — 0.1%
Sylvamo Corp.	69,016	5,925,024
Personal Care — 0.3%
Beauty Health Co., Class A(a)(b)	156,398	225,213
Edgewell Personal Care Co.	97,448	3,541,260
Honest Co., Inc.(a)	159,692	570,100
Nu Skin Enterprises, Inc., Class A	98,912	728,982
Olaplex Holdings, Inc.(a)	276,470	649,705
Sterling Check Corp.(a)(b)	66,046	1,104,289
Veru, Inc.(a)	263,380	202,539
WD-40 Co.	26,735	6,894,422
		13,916,510
Personal Products(a) — 0.1%
Herbalife Ltd.(b)	197,932	1,423,131
Nature’s Sunshine Products, Inc.	24,658	335,842
USANA Health Sciences, Inc.	22,733	862,035
		2,621,008
Pharmaceuticals — 2.1%
ACADIA Pharmaceuticals, Inc.(a)	237,026	3,645,460
Alkermes PLC(a)(b)	321,643	9,002,788
Alto Neuroscience, Inc.(a)(b)	41,924	479,611
Amneal Pharmaceuticals, Inc., Class A(a)	315,178	2,622,281
Amphastar Pharmaceuticals, Inc.(a)	76,200	3,697,986
Aquestive Therapeutics, Inc.(a)(b)	148,073	737,404
Security	Shares	Value
Pharmaceuticals (continued)
Arrowhead Pharmaceuticals, Inc.(a)	233,861	$ 4,529,888
Atea Pharmaceuticals, Inc.(a)	147,038	492,577
Avadel Pharmaceuticals PLC(a)(b)	183,059	2,400,819
Axonics, Inc.(a)	100,199	6,973,850
Axsome Therapeutics, Inc.(a)	71,496	6,425,345
Biote Corp., Class A(a)	53,764	300,003
Cassava Sciences, Inc.(a)(b)	78,907	2,322,233
ChromaDex Corp.(a)	97,619	356,309
Contineum Therapeutics, Inc., Class A(a)(b)	11,016	210,846
Corcept Therapeutics, Inc.(a)	158,690	7,344,173
CorMedix, Inc.(a)(b)	109,129	881,762
Edgewise Therapeutics, Inc.(a)(b)	143,780	3,837,488
Enanta Pharmaceuticals, Inc.(a)	37,640	389,950
Enliven Therapeutics, Inc.(a)	67,889	1,733,885
Esperion Therapeutics, Inc.(a)(b)	376,761	621,656
Evolus, Inc.(a)	110,199	1,785,224
Galectin Therapeutics, Inc.(a)(b)	40,602	111,655
Harmony Biosciences Holdings, Inc.(a)(b)	59,809	2,392,360
Harrow, Inc.(a)(b)	59,597	2,679,481
Innoviva, Inc.(a)(b)	109,074	2,106,219
Ironwood Pharmaceuticals, Inc., Class A(a)	280,221	1,154,510
Liquidia Corp.(a)(b)	114,934	1,149,340
Longboard Pharmaceuticals, Inc.(a)(b)	63,067	2,102,023
MediWound Ltd.(a)	15,967	288,364
Mind Medicine MindMed, Inc.(a)(b)	143,548	816,788
Nektar Therapeutics(a)	355,954	462,740
Neumora Therapeutics, Inc.(a)(b)	166,604	2,200,839
Nuvation Bio, Inc., Class A(a)	339,866	778,293
Pacira BioSciences, Inc.(a)(b)	91,372	1,375,149
PetIQ, Inc., Class A(a)(b)	52,123	1,603,825
Prestige Consumer Healthcare, Inc.(a)	97,221	7,009,634
Revance Therapeutics, Inc.(a)	207,587	1,077,377
Scilex Holding Co., (Acquired 01/06/23, Cost: $1,040,392)(a)(d)	99,274	91,789
scPharmaceuticals, Inc.(a)	59,862	272,971
SIGA Technologies, Inc.	93,170	628,897
Supernus Pharmaceuticals, Inc.(a)	98,659	3,076,188
Syndax Pharmaceuticals, Inc.(a)	162,751	3,132,957
Tarsus Pharmaceuticals, Inc.(a)(b)	72,860	2,396,365
Terns Pharmaceuticals, Inc.(a)	114,788	957,332
TG Therapeutics, Inc.(a)(b)	274,002	6,408,907
Theravance Biopharma, Inc.(a)	72,736	586,252
Third Harmonic Bio, Inc.(a)(b)	37,645	510,090
Trevi Therapeutics, Inc.(a)	117,097	391,104
Ventyx Biosciences, Inc.(a)	121,177	264,166
Voyager Therapeutics, Inc.(a)	91,721	536,568
Xeris Biopharma Holdings, Inc.(a)	281,932	803,506
		108,157,227
Photography — 0.0%
GoPro, Inc., Class A(a)	259,045	352,301
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc.(b)	73,651	7,751,031
Powell Industries, Inc.	18,512	4,109,479
Vicor Corp.(a)	44,719	1,882,670
		13,743,180
Printing & Copying Services(a) — 0.3%
Casella Waste Systems, Inc., Class A	121,125	12,050,726
Cimpress PLC	33,916	2,778,399
		14,829,125

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Producer Durables: Miscellaneous — 0.0%
First Advantage Corp.(a)	100,672	$ 1,998,339
Park-Ohio Holdings Corp.	17,407	534,395
Solo Brands, Inc., Class A(a)	38,288	53,986
		2,586,720
Production Technology Equipment(a) — 0.1%
Ichor Holdings Ltd.	64,477	2,051,014
Photronics, Inc.	122,078	3,022,651
		5,073,665
Professional Services(a) — 0.2%
Alight, Inc., Class A	832,418	6,159,893
DLH Holdings Corp.	16,911	158,287
FiscalNote Holdings, Inc., Class A(b)	107,542	137,654
Innodata, Inc.(b)	51,781	868,367
Legalzoom.com, Inc.(b)	274,841	1,745,240
Planet Labs PBC, Class A(b)	335,025	747,106
		9,816,547
Publishing — 0.1%
Daily Journal Corp.(a)	2,770	1,357,577
Gannett Co., Inc.(a)(b)	278,199	1,563,478
John Wiley & Sons, Inc., Class A	71,418	3,445,919
Scholastic Corp.	44,961	1,439,202
		7,806,176
Radio & TV Broadcasters — 0.1%
Entravision Communications Corp., Class A	112,738	233,368
Gray Television, Inc.	170,611	914,475
iHeartMedia, Inc., Class A(a)	192,852	356,776
TEGNA, Inc.	333,120	5,256,633
		6,761,252
Railroad Equipment — 0.1%
Trinity Industries, Inc.	160,318	5,585,479
Real Estate — 0.5%
Anywhere Real Estate, Inc.(a)	201,080	1,021,487
Cushman & Wakefield PLC(a)	254,184	3,464,528
eXp World Holdings, Inc.(b)	164,001	2,310,774
Kennedy-Wilson Holdings, Inc.	223,643	2,471,255
Newmark Group, Inc., Class A	262,870	4,082,371
Opendoor Technologies, Inc.(a)	1,227,361	2,454,722
Redfin Corp.(a)(b)	232,275	2,910,406
RMR Group, Inc., Class A	31,308	794,597
St. Joe Co.	70,549	4,113,712
Stratus Properties, Inc.(a)	11,205	291,218
		23,915,070
Real Estate Investment Trusts (REITs) — 6.9%
Acadia Realty Trust	200,137	4,699,217
AFC Gamma, Inc.	32,145	328,200
AG Mortgage Investment Trust, Inc.	57,396	431,044
Alexander & Baldwin, Inc.	144,174	2,768,141
Alexander’s, Inc.	4,250	1,030,030
Alpine Income Property Trust, Inc.	23,039	419,310
American Assets Trust, Inc.	93,552	2,499,709
American Healthcare REIT, Inc.	162,743	4,247,592
Angel Oak Mortgage REIT, Inc.	23,255	242,550
Apartment Investment and Management Co., Class A(a)	281,755	2,547,065
Apollo Commercial Real Estate Finance, Inc.	282,369	2,594,971
Apple Hospitality REIT, Inc.	447,431	6,644,350
Arbor Realty Trust, Inc.(b)	285,682	4,445,212
Ares Commercial Real Estate Corp., Class C	106,507	745,549
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Armada Hoffler Properties, Inc.	132,308	$ 1,432,896
ARMOUR Residential REIT, Inc.	97,150	1,981,860
Blackstone Mortgage Trust, Inc., Class A	340,774	6,478,114
Braemar Hotels & Resorts, Inc.	134,285	414,941
Brandywine Realty Trust	328,129	1,785,022
BRC, Inc.(a)	103,816	355,051
BrightSpire Capital, Inc., Class A	255,859	1,432,810
Broadstone Net Lease, Inc.	370,228	7,015,821
BRT Apartments Corp.	21,882	384,686
CareTrust REIT, Inc.	279,977	8,640,090
CBL & Associates Properties, Inc.	45,010	1,134,252
Centerspace	29,500	2,078,865
Chatham Lodging Trust	95,392	812,740
Chicago Atlantic Real Estate Finance, Inc.	31,641	490,752
Chimera Investment Corp.	159,541	2,525,534
City Office REIT, Inc.	77,083	450,165
Claros Mortgage Trust, Inc.	169,688	1,270,963
Clipper Realty, Inc.	36,949	210,609
Community Healthcare Trust, Inc.	53,156	964,781
COPT Defense Properties	220,962	6,701,777
CoreCivic, Inc.(a)	218,492	2,763,924
CTO Realty Growth, Inc.	42,877	815,521
DiamondRock Hospitality Co.	416,766	3,638,367
Diversified Healthcare Trust	429,706	1,800,468
Douglas Emmett, Inc.	206,832	3,634,038
Dynex Capital, Inc.	127,390	1,625,496
Easterly Government Properties, Inc.	192,274	2,611,081
Ellington Financial, Inc.	163,581	2,108,559
Elme Communities	172,577	3,035,629
Empire State Realty Trust, Inc., Class A	265,516	2,941,917
Equity Commonwealth(a)	206,947	4,118,245
Essential Properties Realty Trust, Inc.	344,294	11,757,640
Farmland Partners, Inc.	87,143	910,644
Four Corners Property Trust, Inc.	180,023	5,276,474
Franklin BSP Realty Trust, Inc.	162,627	2,123,909
Franklin Street Properties Corp.	193,200	341,964
GEO Group, Inc.(a)	242,069	3,110,587
Getty Realty Corp.	97,032	3,086,588
Gladstone Commercial Corp.	79,393	1,289,342
Gladstone Land Corp.	66,561	925,198
Global Medical REIT, Inc.	120,342	1,192,589
Global Net Lease, Inc.	397,715	3,348,760
Granite Point Mortgage Trust, Inc.	93,272	295,672
HA Sustainable Infrastructure Capital, Inc.	221,126	7,622,213
Hudson Pacific Properties, Inc.	272,719	1,303,597
Independence Realty Trust, Inc.	445,131	9,125,186
Industrial Logistics Properties Trust	129,321	615,568
Innovative Industrial Properties, Inc.	55,311	7,444,861
InvenTrust Properties Corp.	133,236	3,779,905
Invesco Mortgage Capital, Inc.	97,748	917,854
JBG SMITH Properties	162,102	2,833,543
Kite Realty Group Trust	426,146	11,318,438
KKR Real Estate Finance Trust, Inc.	117,215	1,447,605
Ladder Capital Corp., Class A	224,851	2,608,272
LTC Properties, Inc.	83,680	3,070,219
LXP Industrial Trust	570,463	5,733,153
Macerich Co.	425,238	7,756,341
MFA Financial, Inc.	202,755	2,579,044
National Health Investors, Inc.	82,147	6,905,277
NET Lease Office Properties(b)	29,416	900,718
NETSTREIT Corp.	146,044	2,414,107
New York Mortgage Trust, Inc.	180,945	1,145,382
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
NexPoint Diversified Real Estate Trust	60,143	$ 375,894
Nexpoint Real Estate Finance, Inc.	14,959	233,809
NexPoint Residential Trust, Inc.	44,960	1,978,690
One Liberty Properties, Inc.	31,441	865,885
Orchid Island Capital, Inc.	140,500	1,154,910
Orion Office REIT, Inc.	107,841	431,364
Outfront Media, Inc.	290,225	5,334,336
Paramount Group, Inc.	365,446	1,797,994
Peakstone Realty Trust, Class E	72,328	985,831
Pebblebrook Hotel Trust	234,118	3,097,381
PennyMac Mortgage Investment Trust	172,124	2,454,488
Phillips Edison & Co., Inc.	241,779	9,117,486
Piedmont Office Realty Trust, Inc., Class A	244,548	2,469,935
Plymouth Industrial REIT, Inc.	79,433	1,795,186
Postal Realty Trust, Inc., Class A	42,648	624,367
PotlatchDeltic Corp.	155,906	7,023,565
Ready Capital Corp.	320,100	2,442,363
Redwood Trust, Inc.	260,800	2,015,984
Retail Opportunity Investments Corp.	245,514	3,861,935
RLJ Lodging Trust	301,885	2,771,304
Ryman Hospitality Properties, Inc.	115,110	12,344,396
Sabra Health Care REIT, Inc.	455,363	8,474,305
Safehold, Inc.	102,580	2,690,673
Saul Centers, Inc.	20,826	873,859
Service Properties Trust	328,954	1,500,030
Seven Hills Realty Trust	25,497	351,094
SITE Centers Corp.	93,190	5,637,995
SL Green Realty Corp.	128,323	8,932,564
Star Holdings(a)	25,326	350,512
Summit Hotel Properties, Inc.	209,268	1,435,579
Sunrise Realty Trust, Inc.	10,715	154,189
Sunstone Hotel Investors, Inc.	397,846	4,105,771
Tanger, Inc.	208,962	6,933,359
Terreno Realty Corp.	187,486	12,529,689
TPG RE Finance Trust, Inc.	113,673	969,631
Two Harbors Investment Corp.	205,675	2,854,769
UMH Properties, Inc.	126,482	2,487,901
Uniti Group, Inc.	473,747	2,671,933
Universal Health Realty Income Trust	25,464	1,164,978
Urban Edge Properties	237,312	5,076,104
Veris Residential, Inc.	155,503	2,777,284
Whitestone REIT	96,810	1,309,839
Xenia Hotels & Resorts, Inc.	201,953	2,982,846
		361,920,571
Real Estate Management & Development(a) — 0.1%
American Realty Investors, Inc.	6,214	108,993
Compass, Inc., Class A	744,924	4,551,486
Maui Land & Pineapple Co., Inc.	15,527	348,581
Offerpad Solutions, Inc., Class A(b)	20,822	84,537
Real Brokerage, Inc.	197,307	1,095,054
Transcontinental Realty Investors, Inc.	3,887	111,907
		6,300,558
Recreational Vehicles & Boats — 0.3%
Camping World Holdings, Inc., Class A	84,473	2,045,936
LCI Industries	48,683	5,868,249
Malibu Boats, Inc., Class A(a)	40,409	1,568,273
Marine Products Corp.	15,070	146,028
MasterCraft Boat Holdings, Inc.(a)	32,995	600,839
Winnebago Industries, Inc.	55,517	3,226,093
		13,455,418
Security	Shares	Value
Rental & Leasing Services: Consumer — 0.1%
Upbound Group, Inc.	106,275	$ 3,399,737
Restaurants — 0.8%
Biglari Holdings, Inc., Class B(a)	1,350	232,213
BJ’s Restaurants, Inc.(a)	37,495	1,220,837
Bloomin’ Brands, Inc.	156,415	2,585,540
Brinker International, Inc.(a)	86,498	6,619,692
Cheesecake Factory, Inc.	94,272	3,822,730
Cracker Barrel Old Country Store, Inc.	43,822	1,987,328
Dave & Buster’s Entertainment, Inc.(a)	63,463	2,160,915
Denny’s Corp.(a)	95,828	618,091
Dine Brands Global, Inc.	30,361	948,174
El Pollo Loco Holdings, Inc.(a)	52,290	716,373
Jack in the Box, Inc.	38,881	1,809,522
Kura Sushi USA, Inc., Class A(a)(b)	11,809	951,333
Nathan’s Famous, Inc.	5,651	457,166
ONE Group Hospitality, Inc.(a)	38,498	141,673
Papa John’s International, Inc.	65,871	3,548,471
Potbelly Corp.(a)	54,736	456,498
Rush Street Interactive, Inc., Class A(a)	151,584	1,644,686
Shake Shack, Inc., Class A(a)	74,843	7,724,546
Sweetgreen, Inc., Class A(a)	194,201	6,884,425
		44,530,213
Scientific Instruments: Control & Filter — 0.7%
Arlo Technologies, Inc.(a)	188,496	2,282,687
ESCO Technologies, Inc.	50,805	6,552,829
Gorman-Rupp Co.	41,395	1,612,335
Helios Technologies, Inc.	65,859	3,141,474
Napco Security Technologies, Inc.	69,736	2,821,518
Resideo Technologies, Inc.(a)	286,578	5,771,681
Thermon Group Holdings, Inc.(a)	66,057	1,971,141
Watts Water Technologies, Inc., Class A	53,726	11,131,490
		35,285,155
Scientific Instruments: Electrical — 0.6%
Allient, Inc.	29,022	551,128
Atkore, Inc.	72,223	6,120,177
AZZ, Inc.	57,506	4,750,571
EnerSys	78,731	8,034,499
Franklin Electric Co., Inc.	89,233	9,353,403
Preformed Line Products Co.	4,803	615,168
Ultralife Corp.(a)	20,061	181,351
		29,606,297
Scientific Instruments: Gauges & Meters — 0.5%
Badger Meter, Inc.	57,687	12,599,418
FARO Technologies, Inc.(a)(b)	33,347	638,262
Itron, Inc.(a)	90,461	9,662,139
Mesa Laboratories, Inc.	10,275	1,334,312
Transcat, Inc.(a)(b)	17,107	2,066,012
Vishay Precision Group, Inc.(a)	24,040	622,636
		26,922,779
Scientific Instruments: Pollution Control — 0.0%
CECO Environmental Corp.(a)	58,326	1,644,793
Securities Brokerage & Services — 0.1%
StoneX Group, Inc.(a)	53,621	4,390,488
Semiconductors & Components — 1.4%
Alpha & Omega Semiconductor Ltd.(a)	45,952	1,705,738
CEVA, Inc.(a)	46,490	1,122,733
Diodes, Inc.(a)	89,477	5,734,581
FormFactor, Inc.(a)	152,283	7,005,018

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Components (continued)
Kulicke & Soffa Industries, Inc.	105,991	$ 4,783,374
MaxLinear, Inc.(a)	155,703	2,254,579
Power Integrations, Inc.	111,301	7,136,620
Rambus, Inc.(a)	214,487	9,055,641
Semtech Corp.(a)	127,113	5,803,980
Silicon Laboratories, Inc.(a)(b)	62,771	7,254,444
SiTime Corp.(a)	36,068	6,186,023
SkyWater Technology, Inc.(a)	54,304	493,080
SMART Global Holdings, Inc.(a)(b)	101,940	2,135,643
Ultra Clean Holdings, Inc.(a)(b)	87,659	3,500,224
Veeco Instruments, Inc.(a)	110,097	3,647,514
Vishay Intertechnology, Inc.	247,383	4,678,013
		72,497,205
Semiconductors & Semiconductor Equipment(a) — 0.5%
ACM Research, Inc., Class A	100,902	2,048,311
Aehr Test Systems(b)	53,658	689,505
Ambarella, Inc.	74,091	4,179,103
Axcelis Technologies, Inc.	64,092	6,720,046
Cohu, Inc.	91,684	2,356,279
Credo Technology Group Holding Ltd.(b)	252,707	7,783,376
GCT Semiconductor Holding, Inc.(b)	15,097	50,575
indie Semiconductor, Inc., Class A(b)	324,891	1,296,315
Navitas Semiconductor Corp.(b)	251,565	616,334
QuickLogic Corp.(b)	27,494	210,879
Rigetti Computing, Inc.(b)	282,063	220,883
		26,171,606
Shipping — 0.3%
A-Mark Precious Metals, Inc.	35,005	1,545,821
Golar LNG Ltd.	194,233	7,140,005
Tidewater, Inc.(a)	96,031	6,894,065
		15,579,891
Software — 1.9%
Airship AI Holdings, Inc.(a)	13,703	31,517
Alkami Technology, Inc.(a)	87,233	2,751,329
Amplitude, Inc., Class A(a)(b)	152,309	1,366,212
Arteris, Inc.(a)(b)	55,016	424,724
Asana, Inc., Class A(a)(b)	154,745	1,793,495
AudioEye, Inc.(a)(b)	13,925	318,186
AvePoint, Inc., Class A(a)(b)	251,363	2,958,542
AvidXchange Holdings, Inc.(a)	344,240	2,791,786
Bit Digital, Inc.(a)(b)	233,265	818,760
Blend Labs, Inc., Class A(a)	447,221	1,677,079
Braze, Inc., Class A(a)	129,393	4,184,570
C3.ai, Inc., Class A(a)(b)	161,738	3,918,912
Cerence, Inc.(a)(b)	77,090	242,833
Cipher Mining, Inc.(a)(b)	344,243	1,332,220
Clear Secure, Inc., Class A	172,293	5,709,790
Clearwater Analytics Holdings, Inc., Class A(a)	297,810	7,519,702
Consensus Cloud Solutions, Inc.(a)(b)	35,017	824,650
Couchbase, Inc.(a)(b)	77,568	1,250,396
CS Disco, Inc.(a)	58,624	344,709
Dave, Inc., Class A(a)(b)	15,586	622,817
D-Wave Quantum, Inc.(a)(b)	174,635	171,649
Enfusion, Inc., Class A(a)	96,518	915,956
EverCommerce, Inc.(a)	43,674	452,463
Freshworks, Inc., Class A(a)	403,799	4,635,612
GigaCloud Technology, Inc., Class A(a)(b)	46,808	1,075,648
Hut 8 Corp.(a)(b)	158,750	1,946,275
Ibotta, Inc., Class A(a)	15,187	935,671
iLearningEngines Holdings, Inc.(a)(b)	58,445	97,603
Security	Shares	Value
Software (continued)
Instructure Holdings, Inc.(a)(b)	44,046	$ 1,037,283
Intapp, Inc.(a)	77,318	3,698,120
Jamf Holding Corp.(a)(b)	146,892	2,548,576
Kaltura, Inc.(a)	192,998	262,477
Life360, Inc.(a)	11,394	448,354
MarketWise, Inc., Class A	63,484	42,426
Matterport, Inc., Class A(a)	518,771	2,334,469
MeridianLink, Inc.(a)(b)	53,778	1,106,213
N-able, Inc.(a)(b)	141,512	1,848,147
NextNav, Inc.(a)(b)	149,585	1,120,392
Olo, Inc., Class A(a)	208,882	1,036,055
ON24, Inc.(a)	55,490	339,599
Pagaya Technologies Ltd., Class A(a)(b)	80,547	851,382
PDF Solutions, Inc.(a)(b)	61,645	1,952,914
Porch Group, Inc.(a)(b)	153,908	236,249
Prairie Operating Co.(a)(b)	8,351	73,155
ReposiTrak, Inc.(b)	23,371	431,662
Roadzen, Inc.(a)	30,161	35,892
SEMrush Holdings, Inc., Class A(a)	72,330	1,136,304
Sezzle, Inc.(a)	4,703	802,285
SoundHound AI, Inc., Class A(a)(b)	562,126	2,619,507
Sprinklr, Inc., Class A(a)(b)	248,482	1,920,766
Sprout Social, Inc., Class A(a)(b)	97,840	2,844,209
Terawulf, Inc.(a)(b)	454,490	2,127,013
Vertex, Inc., Class A(a)	106,145	4,087,644
Viant Technology, Inc., Class A(a)	32,711	362,111
Weave Communications, Inc.(a)	78,053	999,078
WM Technology, Inc., Class A(a)	166,395	144,764
Zeta Global Holdings Corp., Class A(a)(b)	347,983	10,380,333
		97,940,485
Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(a)	49,721	394,288
Aaron’s Co., Inc.	60,269	599,677
Abercrombie & Fitch Co., Class A(a)	98,713	13,809,949
Academy Sports & Outdoors, Inc.	138,686	8,093,715
Alta Equipment Group, Inc., Class A	53,474	360,415
American Eagle Outfitters, Inc.	358,917	8,036,152
America’s Car-Mart, Inc.(a)	11,020	461,958
Arhaus, Inc., Class A	102,157	1,257,553
Arko Corp., Class A	155,765	1,093,470
Asbury Automotive Group, Inc.(a)	39,676	9,466,297
Blink Charging Co.(a)(b)	191,828	329,944
Boot Barn Holdings, Inc.(a)	58,249	9,743,893
Buckle, Inc.	61,181	2,690,129
Build-A-Bear Workshop, Inc.	25,039	860,590
Caleres, Inc.	67,688	2,237,088
Citi Trends, Inc.(a)(b)	12,523	230,047
Designer Brands, Inc., Class A	85,110	628,112
Destination XL Group, Inc.(a)	110,577	325,096
Driven Brands Holdings, Inc.(a)	119,476	1,704,922
EVgo, Inc., Class A(a)	195,195	808,107
Foot Locker, Inc.	163,353	4,221,041
Genesco, Inc.(a)	21,527	584,889
Group 1 Automotive, Inc.(b)	26,084	9,991,215
Haverty Furniture Cos., Inc.	27,545	756,661
J Jill, Inc.	9,861	243,271
Lands’ End, Inc.(a)	26,607	459,503
Leslie’s, Inc.(a)	358,372	1,132,456
MarineMax, Inc.(a)(b)	43,076	1,519,291
Mister Car Wash, Inc.(a)	186,710	1,215,482
Monro, Inc.	59,560	1,718,902
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
National Vision Holdings, Inc.(a)	154,211	$ 1,682,442
ODP Corp.(a)(b)	68,569	2,039,928
OneWater Marine, Inc., Class A(a)(b)	23,056	551,269
Petco Health & Wellness Co., Inc.(a)	165,542	753,216
RealReal, Inc.(a)(b)	195,144	612,752
Sally Beauty Holdings, Inc.(a)	200,418	2,719,672
Shoe Carnival, Inc.	35,643	1,562,946
Sonic Automotive, Inc., Class A	29,036	1,698,025
Tilly’s, Inc., Class A(a)	29,344	149,654
Urban Outfitters, Inc.(a)(b)	125,508	4,808,211
Victoria’s Secret & Co.(a)	155,451	3,995,091
Warby Parker, Inc., Class A(a)	172,712	2,820,387
Zumiez, Inc.(a)	31,403	668,884
		109,036,590
Steel — 0.7%
Carpenter Technology Corp.	93,406	14,905,729
Commercial Metals Co.	227,133	12,483,230
Haynes International, Inc.	25,169	1,498,562
Ivanhoe Electric, Inc.(a)(b)	166,669	1,410,020
Metallus, Inc.(a)	84,797	1,257,539
Northwest Pipe Co.(a)	19,573	883,329
Olympic Steel, Inc.	19,419	757,341
Omega Flex, Inc.	7,124	355,630
Radius Recycling, Inc., Class A	52,508	973,498
Ryerson Holding Corp.	55,148	1,097,997
Universal Stainless & Alloy Products, Inc.(a)	17,366	670,849
Worthington Steel, Inc.	64,465	2,192,455
		38,486,179
Technology Hardware & Equipment — 0.1%
CompoSecure, Inc., Class A(b)	34,234	479,961
CPI Card Group, Inc.(a)	10,543	293,412
IonQ, Inc.(a)(b)	392,958	3,434,453
Xerox Holdings Corp.	230,417	2,391,728
		6,599,554
Technology: Miscellaneous — 0.6%
Benchmark Electronics, Inc.	70,694	3,133,158
CTS Corp.	59,076	2,858,097
Fabrinet(a)	71,579	16,924,139
Kimball Electronics, Inc.(a)	48,852	904,250
Plexus Corp.(a)	53,367	7,295,803
		31,115,447
Telecommunications Equipment(a) — 0.2%
Applied Optoelectronics, Inc.(b)	73,767	1,055,606
Clearfield, Inc.(b)	23,563	918,014
Knowles Corp.	170,724	3,078,154
Viavi Solutions, Inc.	436,132	3,933,911
		8,985,685
Textile Products — 0.0%
Interface, Inc., Class A	113,651	2,155,959
Textiles Apparel & Shoes — 0.6%
G-III Apparel Group Ltd.(a)	80,081	2,444,072
Hanesbrands, Inc.(a)	692,202	5,087,685
Kontoor Brands, Inc.	109,558	8,959,653
Oxford Industries, Inc.	29,376	2,548,662
Rocky Brands, Inc.	14,077	448,493
Steven Madden Ltd.	142,277	6,970,150
Superior Group of Cos., Inc.	25,936	401,749
Torrid Holdings, Inc.(a)	20,774	81,642
Security	Shares	Value
Textiles Apparel & Shoes (continued)
Vera Bradley, Inc.(a)	49,579	$ 270,701
Weyco Group, Inc.	12,383	421,517
Wolverine World Wide, Inc.	157,243	2,739,173
		30,373,497
Toys(a) — 0.0%
Funko, Inc., Class A	60,831	743,355
JAKKS Pacific, Inc.	16,598	423,581
		1,166,936
Trading Companies & Distributors — 0.0%
Hudson Technologies, Inc.(a)	88,644	739,291
Transportation Miscellaneous — 0.4%
CryoPort, Inc.(a)(b)	87,477	709,438
Forward Air Corp.	48,522	1,717,679
Hub Group, Inc., Class A	119,766	5,443,365
Matson, Inc.	66,984	9,553,258
Radiant Logistics, Inc.(a)	73,189	470,605
Sky Harbour Group Corp., Class A(a)	22,616	249,681
Universal Logistics Holdings, Inc.	12,896	555,946
World Kinect Corp.	114,002	3,523,802
		22,223,774
Truckers — 0.5%
ArcBest Corp.	46,154	5,005,401
Covenant Logistics Group, Inc., Class A	15,889	839,575
FRP Holdings, Inc.(a)	26,398	788,244
FTAI Infrastructure, Inc.	199,482	1,867,152
Heartland Express, Inc.	92,979	1,141,782
Marten Transport Ltd.	115,037	2,036,155
PAM Transportation Services, Inc.(a)	12,615	233,378
RXO, Inc.(a)	266,250	7,455,000
Werner Enterprises, Inc.	121,065	4,671,898
		24,038,585
Utilities: Electrical — 1.2%
ALLETE, Inc.	114,272	7,335,120
Avista Corp.	153,655	5,954,131
Black Hills Corp.	135,017	8,252,239
Genie Energy Ltd., Class B	38,673	628,436
Hawaiian Electric Industries, Inc.	327,135	3,166,667
MGE Energy, Inc.	71,550	6,543,247
Northwestern Energy Group, Inc.	120,999	6,923,563
Otter Tail Corp.	81,379	6,360,583
Portland General Electric Co.	200,261	9,592,502
TXNM Energy, Inc.	177,135	7,753,199
Unitil Corp.	30,983	1,876,950
		64,386,637
Utilities: Gas Distributors — 0.7%
Chesapeake Utilities Corp.	43,372	5,385,501
New Jersey Resources Corp.	193,504	9,133,389
Northwest Natural Holding Co.	75,114	3,066,153
RGC Resources, Inc.	17,051	384,841
Southwest Gas Holdings, Inc.	119,964	8,848,545
Spire, Inc.	111,517	7,503,979
		34,322,408
Utilities: Miscellaneous — 0.4%
Brookfield Infrastructure Corp., Class A	236,371	10,265,592
Ormat Technologies, Inc.	106,237	8,173,875
		18,439,467
Utilities: Telecommunications — 0.5%
8x8, Inc.(a)(b)	230,061	469,324

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Utilities: Telecommunications (continued)
Applied Digital Corp.(a)(b)	196,359	$ 1,619,962
ATN International, Inc.	20,134	651,134
Aviat Networks, Inc.(a)	22,934	496,062
Cogent Communications Holdings, Inc.	86,439	6,562,449
Consolidated Communications Holdings, Inc.(a)	146,286	678,767
DigitalBridge Group, Inc., Class A	311,179	4,396,959
Gogo, Inc.(a)	129,160	927,369
IDT Corp., Class B	30,745	1,173,537
Ooma, Inc.(a)	48,444	551,777
Shenandoah Telecommunications Co.	96,474	1,361,248
Spok Holdings, Inc.	35,522	534,961
Telephone and Data Systems, Inc.	193,178	4,491,389
Ziff Davis, Inc.(a)	89,106	4,335,898
		28,250,836
Utilities: Water — 0.4%
374Water, Inc.(a)(b)	129,689	176,377
American States Water Co.	73,165	6,093,913
California Water Service Group	113,600	6,159,392
Consolidated Water Co. Ltd.	30,163	760,409
Energy Recovery, Inc.(a)	110,257	1,917,369
Global Water Resources, Inc.	22,798	287,027
Middlesex Water Co.	34,417	2,245,365
Pure Cycle Corp.(a)	40,614	437,413
SJW Group	64,091	3,724,328
York Water Co.	28,555	1,069,670
		22,871,263
Total Common Stocks — 99.2% (Cost: $3,984,898,471)		5,232,418,297
Investment Companies
Equity Funds — 0.1%
iShares Russell 2000 ETF(e)	16,070	3,549,702
Total Investment Companies — 0.1% (Cost: $2,763,398)		3,549,702
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(c)	21,953	10,537
AstraZeneca, CVR	48,841	15,142
Security	Shares	Value
Biotechnology (continued)
Chinook Therapeutics, CVR(c)	100,285	$ 84,239
GTX, Inc., CVR(b)(c)	944	968
Inhibrx, Inc., CVR(c)	64,018	71,700
Total Rights — 0.0% (Cost: $97,799)		182,586
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc., (Expires 06/27/29)(a)(b)	6,486	21,209
Total Warrants — 0.0% (Cost: $ — )		21,209
Total Long-Term Investments —99.3% (Cost: $3,987,759,668)		5,236,171,794
Short-Term Securities
Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(e)(f)(g)	507,225,120	507,681,622
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(e)(f)	38,932,505	38,932,505
Total Short-Term Securities —10.4% (Cost: $546,194,792)		546,614,127
Total Investments — 109.7% (Cost: $4,533,954,460)		5,782,785,921
Liabilities in Excess of Other Assets — (9.7)%		(509,727,016)
Net Assets — 100.0%		$ 5,273,058,905

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Series held restricted securities with a current value of $91,789, representing less than 0.05% of its net assets as of period end, and an original cost of $1,040,392.

(e)	Affiliate of the Series.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Series for compliance purposes.
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series

Affiliates
Investments in issuers considered to be affiliate(s) of the Series during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 388,629,427	$ 118,869,025 (a)	$ —	$ 8,743	$ 174,427	$ 507,681,622	507,225,120	$ 4,102,570 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	55,898,214	—	(16,965,709)(a)	—	—	38,932,505	38,932,505	1,795,991	—
iShares Russell 2000 ETF	29,308,678	306,309,068	(335,478,120)	6,995,964	(3,585,888)	3,549,702	16,070	211,521	—
				$ 7,004,707	$ (3,411,461)	$ 550,163,829		$ 6,110,082	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	158	12/20/24	$ 17,769	$ 426,191
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/18/26 – 08/19/26	$4,927,373	$127,526 (c)	$5,022,194	0.1%
	Monthly	HSBC Bank PLC(d)	02/09/28	8,930,314	280,691 (e)	9,235,595	0.2
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25	9,112,449	192,952 (g)	9,313,438	0.2
					$601,169	$23,571,227

(a)
The Series receives the total return on a portfolio of long positions underlying the total return swap. The Series pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Series pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $32,705 of net dividends and financing fees.
(e)	Amount includes $(24,590) of net dividends and financing fees.
(g)	Amount includes $(8,037) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	0 - 250 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 8/18/26 - 8/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks: Diversified
Atlantic Union Bankshares Corp.	930	$35,033	0.7%
Banner Corp.	1,392	82,907	1.7
Berkshire Hills Bancorp Inc.	6,820	183,663	3.7
Cadence Bank	12,720	405,132	8.1
Cathay General Bancorp	978	42,005	0.8
Central Pacific Financial Corp.	1,196	35,294	0.7
Eagle Bancorp Inc.	2,534	57,218	1.1
First BanCorp./Puerto Rico	5,781	122,384	2.4
Hanmi Financial Corp.	1,453	27,026	0.5
National Bank Holdings Corp., Class A	298	12,546	0.2
Preferred Bank/Los Angeles CA	2,226	178,636	3.6
Renasant Corp.	8,798	285,935	5.7
United Community Banks, Inc.	3,411	99,192	2.0
WSFS Financial Corp.	371	18,917	0.4
		1,585,888
Computer Services Software & Systems
Envestnet Inc.	6,485	406,091	8.1
Diversified Financial Services
Moelis & Co., Class A	766	52,479	1.0
Education Services
Perdoceo Education Corp	2,256	50,173	1.0
Insurance: Multi-Line
Horace Mann Educators Corp.	1,083	37,851	0.8
Insurance: Property-Casualty
Genworth Financial, Inc., Class A	1,053	7,213	0.1
Radian Group Inc.	12,514	434,111	8.6
Stewart Information Services Corp.	642	47,983	1.0
		489,307
IT Services
Bread Financial Holdings Inc.	6,070	288,811	5.7
Office Supplies & Equipment
Pitney Bowes, Inc.	18,250	130,122	2.6
Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc., REIT	75,552	1,175,589	23.4
Douglas Emmett, Inc., REIT	45,867	805,883	16.1
		1,981,472
Net Value of Reference Entity — Goldman Sachs Bank USA		$5,022,194
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 2/9/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks: Diversified
BankUnited Inc.	425	$15,487	0.2%
Banner Corp.	191	11,376	0.1
Berkshire Hills Bancorp Inc.	60	1,616	0.0
Brookline Bancorp Inc.	8,969	90,497	1.0
Cadence Bank	10,306	328,246	3.6
Cathay General Bancorp	10,214	438,691	4.7
First BanCorp./Puerto Rico	10,615	224,720	2.4
First Commonwealth Financial Corp.	9,258	158,775	1.7
Heritage Financial Corp.	5,313	115,664	1.2
Hope Bancorp Inc.	10,735	134,832	1.5
Lakeland Financial Corp.	2,414	157,200	1.7
National Bank Holdings Corp., Class A	65	2,736	0.0
Northwest Bancshares Inc.	13,116	175,492	1.9
Pacific Premier Bancorp Inc.	1,933	48,634	0.5
Preferred Bank/Los Angeles CA	10,221	820,235	8.9
S&T Bancorp Inc.	3,144	131,954	1.4
Simmons First National Corp., Class A	6,768	145,783	1.6
United Community Banks, Inc.	906	26,346	0.3
Veritex Holdings Inc.	1,986	52,271	0.6
Westamerica BanCorp.	2,578	127,405	1.4
WSFS Financial Corp.	707	36,050	0.4
		3,244,010
Computer Services Software & Systems
Envestnet Inc.	12,257	767,533	8.3
Diversified Financial Services
Moelis & Co., Class A	24,700	1,692,197	18.3
Financial Data & Systems
Green Dot Corp., Class A	34,297	401,618	4.4
Insurance: Multi-Line
Horace Mann Educators Corp.	747	26,108	0.3
Insurance: Property-Casualty
Genworth Financial, Inc., Class A	31,107	213,083	2.3
ProAssurance Corp.	4,137	62,220	0.7
Radian Group Inc.	38,608	1,339,312	14.5
Stewart Information Services Corp.	679	50,748	0.5
		1,665,363
IT Services
Bread Financial Holdings Inc.	595	28,310	0.3
Payoneer Global Inc.	91,686	690,396	7.5
		718,706
Office Supplies & Equipment
Pitney Bowes, Inc.	98,871	704,950	7.6
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc., REIT	860	15,110	0.2
Net Value of Reference Entity — HSBC Bank PLC		$9,235,595
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 2/10/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Leonardo DRS Inc.	23,806	$671,805	7.2%
Banks: Diversified
Bank of Hawaii Corp.	1,494	93,778	1.0
BankUnited Inc.	701	25,545	0.3
Cadence Bank	44,526	1,418,153	15.2
Central Pacific Financial Corp.	15,866	468,206	5.0
First BanCorp./Puerto Rico	9,967	211,001	2.3
Fulton Financial Corp.	15,816	286,744	3.1
Provident Financial Services, Inc.	30,924	573,950	6.1
United Community Banks, Inc.	305	8,869	0.1
		3,086,246
Security	Shares	Value	% of Basket Value
Diversified Financial Services
Jackson Financial, Inc., Class A	18,444	$1,682,646	18.1%
Education Services
Perdoceo Education Corp	13,155	292,567	3.1
Insurance: Property-Casualty
Employers Holdings, Inc.	4,953	237,595	2.6
IT Services
Bread Financial Holdings Inc.	46,234	2,199,814	23.6
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc., REIT	63,229	1,110,934	11.9
JBG SMITH Properties	1,821	31,831	0.4
		1,142,765
Net Value of Reference Entity — JPMorgan Chase Bank N.A		$9,313,438
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Series has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Series’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Series’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Advertising Agencies	$ 9,688,609	$ —	$ —	$ 9,688,609
Aerospace & Defense	59,504,218	—	—	59,504,218
Agriculture, Fishing & Ranching	19,321,103	—	—	19,321,103
Air Transport	20,238,421	—	—	20,238,421
Airlines	334,666	—	—	334,666
Alternative Energy	12,610,105	—	—	12,610,105
Aluminum	3,966,626	—	—	3,966,626
Asset Management & Custodian	46,815,970	—	—	46,815,970
Auto Components	16,452,123	—	—	16,452,123
Auto Parts	25,202,505	—	—	25,202,505
Auto Services	5,744,850	—	—	5,744,850

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Back Office Support, HR & Consulting	$ 82,698,883	$ —	$ —	$ 82,698,883
Banks: Diversified	513,831,681	—	—	513,831,681
Beverage: Soft Drinks	10,641,429	—	—	10,641,429
Biotechnology	473,483,530	—	—	473,483,530
Building Materials	37,488,741	—	—	37,488,741
Building Products	8,585,990	—	—	8,585,990
Building: Roofing, Wallboard & Plumbing	10,802,108	—	—	10,802,108
Cable Television Services	7,981,426	—	—	7,981,426
Capital Markets	14,757,224	—	—	14,757,224
Casinos & Gambling	10,646,209	—	—	10,646,209
Cement	265,599	—	—	265,599
Chemicals	742,795	—	—	742,795
Chemicals: Diversified	35,909,269	—	—	35,909,269
Chemicals: Specialty	81,713,065	—	—	81,713,065
Coal	31,897,632	—	—	31,897,632
Commercial Banks	981,743	—	—	981,743
Commercial Finance & Mortgage Companies	17,643,196	—	—	17,643,196
Commercial Services & Supplies	20,894,495	—	—	20,894,495
Commercial Services: Rental & Leasing	67,357,179	—	—	67,357,179
Commercial Vehicles & Parts	30,348,092	—	—	30,348,092
Communications Equipment	2,552,550	—	—	2,552,550
Communications Technology	32,962,287	—	—	32,962,287
Computer Services Software & Systems	277,567,982	—	—	277,567,982
Computer Technology	30,966,075	—	—	30,966,075
Construction	73,089,342	—	—	73,089,342
Consumer Electronics	3,000,161	—	—	3,000,161
Consumer Finance	7,377,275	—	—	7,377,275
Consumer Lending	21,932,651	—	—	21,932,651
Consumer Services: Miscellaneous	15,739,521	—	—	15,739,521
Containers & Packaging	15,795,706	—	—	15,795,706
Cosmetics	4,617,257	—	—	4,617,257
Diversified Consumer Services	148,429	—	—	148,429
Diversified Financial Services	36,428,008	—	—	36,428,008
Diversified Manufacturing Operations	35,604,595	—	—	35,604,595
Diversified Materials & Processing	15,811,121	—	—	15,811,121
Diversified Media	265,898	—	—	265,898
Diversified Retail	11,369,693	—	—	11,369,693
Diversified Telecommunication Services	28,815,309	—	—	28,815,309
Drug & Grocery Store Chains	26,771,370	—	—	26,771,370
Education Services	37,524,317	—	—	37,524,317
Electrical Equipment	12,017,474	—	—	12,017,474
Electronic Components	31,607,340	—	—	31,607,340
Electronic Entertainment	1,416,502	—	—	1,416,502
Electronic Equipment, Instruments & Components	10,428,566	—	—	10,428,566
Electronics	24,845,677	—	—	24,845,677
Energy Equipment	15,877,942	—	—	15,877,942
Energy Equipment & Services	23,371,744	—	—	23,371,744
Engineering & Contracting Services	41,966,028	—	—	41,966,028
Entertainment	23,376,874	—	—	23,376,874
Environmental, Maintenance, & Security Service	28,086,280	—	—	28,086,280
Financial Data & Systems	16,358,379	—	—	16,358,379
Financial Services	20,996,185	—	—	20,996,185
Food & Staples Retailing	534,153	—	—	534,153
Food Products	7,005,510	—	—	7,005,510
Foods	38,284,474	—	—	38,284,474
Forest Products	26,534,696	—	—	26,534,696
Forms & Bulk Printing Services	3,228,631	—	—	3,228,631
Fruit & Grain Processing	2,335,662	—	—	2,335,662
Funeral Parlors & Cemeteries	6,101,402	—	—	6,101,402
Gas Pipeline	4,508,445	—	—	4,508,445
Glass	3,032,490	—	—	3,032,490
Gold	7,811,295	—	—	7,811,295
Health Care Equipment & Services	3,354,833	—	—	3,354,833
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$ 21,438,854	$ —	$ —	$ 21,438,854
Health Care Facilities	43,271,779	—	—	43,271,779
Health Care Management Services	18,407,975	—	—	18,407,975
Health Care Providers & Services	7,882,309	—	—	7,882,309
Health Care Services	73,553,265	—	—	73,553,265
Health Care: Miscellaneous	608,278	—	—	608,278
Home Building	93,001,974	—	—	93,001,974
Hotel/Motel	10,147,024	—	—	10,147,024
Hotels, Restaurants & Leisure	14,723,957	—	—	14,723,957
Household Appliances	1,217,866	—	—	1,217,866
Household Durables	2,822,847	—	—	2,822,847
Household Equipment & Products	24,764,864	—	—	24,764,864
Household Furnishings	10,481,488	—	—	10,481,488
Independent Power Producers & Energy Traders	1,152,049	—	—	1,152,049
Industrial Conglomerates	1,311,005	—	—	1,311,005
Insurance	25,543,020	—	—	25,543,020
Insurance: Life	10,558,589	—	—	10,558,589
Insurance: Multi-Line	28,518,308	—	—	28,518,308
Insurance: Property-Casualty	76,094,422	—	—	76,094,422
Internet & Catalog Retail	1,302,359	—	—	1,302,359
Internet Software & Services	11,166,786	—	—	11,166,786
IT Services	28,210,811	—	—	28,210,811
Leisure Time	38,528,340	—	—	38,528,340
Life Sciences Tools & Services	3,052,800	—	—	3,052,800
Luxury Items	9,191,937	—	—	9,191,937
Machinery	4,347,640	—	—	4,347,640
Machinery: Agricultural	23,312,473	—	—	23,312,473
Machinery: Construction & Handling	10,308,631	—	—	10,308,631
Machinery: Industrial	63,808,741	—	—	63,808,741
Machinery: Specialty	5,439,397	—	—	5,439,397
Manufactured Housing	17,064,152	—	—	17,064,152
Marine	33,086,511	—	—	33,086,511
Media	6,677,749	—	—	6,677,749
Medical & Dental Instruments & Supplies	77,492,007	—	—	77,492,007
Medical Equipment	58,616,493	—	—	58,616,493
Medical Services	1,317,472	—	—	1,317,472
Metal Fabricating	30,702,667	—	—	30,702,667
Metals & Minerals: Diversified	22,109,097	—	—	22,109,097
Metals & Mining	5,270,688	—	—	5,270,688
Mining	605,356	—	—	605,356
Office Supplies & Equipment	19,939,661	—	—	19,939,661
Oil & Gas Producers	7,073,339	—	—	7,073,339
Oil Well Equipment & Services	56,104,683	—	—	56,104,683
Oil, Gas & Consumable Fuels	34,184,370	—	—	34,184,370
Oil: Crude Producers	70,974,671	—	—	70,974,671
Oil: Refining & Marketing	11,670,818	—	—	11,670,818
Paints & Coatings	538,736	—	—	538,736
Paper	923,840	—	—	923,840
Paper & Forest Products	5,925,024	—	—	5,925,024
Personal Care	13,916,510	—	—	13,916,510
Personal Products	2,621,008	—	—	2,621,008
Pharmaceuticals	108,065,438	91,789	—	108,157,227
Photography	352,301	—	—	352,301
Power Transmission Equipment	13,743,180	—	—	13,743,180
Printing & Copying Services	14,829,125	—	—	14,829,125
Producer Durables: Miscellaneous	2,586,720	—	—	2,586,720
Production Technology Equipment	5,073,665	—	—	5,073,665
Professional Services	9,816,547	—	—	9,816,547
Publishing	7,806,176	—	—	7,806,176
Radio & TV Broadcasters	6,761,252	—	—	6,761,252
Railroad Equipment	5,585,479	—	—	5,585,479
Real Estate	23,915,070	—	—	23,915,070
Real Estate Investment Trusts (REITs)	361,920,571	—	—	361,920,571

Schedule of Investments (unaudited)(continued)
September 30, 2024
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Real Estate Management & Development	$ 6,300,558	$ —	$ —	$ 6,300,558
Recreational Vehicles & Boats	13,455,418	—	—	13,455,418
Rental & Leasing Services: Consumer	3,399,737	—	—	3,399,737
Restaurants	44,530,213	—	—	44,530,213
Scientific Instruments: Control & Filter	35,285,155	—	—	35,285,155
Scientific Instruments: Electrical	29,606,297	—	—	29,606,297
Scientific Instruments: Gauges & Meters	26,922,779	—	—	26,922,779
Scientific Instruments: Pollution Control	1,644,793	—	—	1,644,793
Securities Brokerage & Services	4,390,488	—	—	4,390,488
Semiconductors & Components	72,497,205	—	—	72,497,205
Semiconductors & Semiconductor Equipment	26,171,606	—	—	26,171,606
Shipping	15,579,891	—	—	15,579,891
Software	97,940,485	—	—	97,940,485
Specialty Retail	109,036,590	—	—	109,036,590
Steel	38,486,179	—	—	38,486,179
Technology Hardware & Equipment	6,599,554	—	—	6,599,554
Technology: Miscellaneous	31,115,447	—	—	31,115,447
Telecommunications Equipment	8,985,685	—	—	8,985,685
Textile Products	2,155,959	—	—	2,155,959
Textiles Apparel & Shoes	30,373,497	—	—	30,373,497
Toys	1,166,936	—	—	1,166,936
Trading Companies & Distributors	739,291	—	—	739,291
Transportation Miscellaneous	22,223,774	—	—	22,223,774
Truckers	24,038,585	—	—	24,038,585
Utilities: Electrical	64,386,637	—	—	64,386,637
Utilities: Gas Distributors	34,322,408	—	—	34,322,408
Utilities: Miscellaneous	18,439,467	—	—	18,439,467
Utilities: Telecommunications	28,250,836	—	—	28,250,836
Utilities: Water	22,871,263	—	—	22,871,263
Investment Companies	3,549,702	—	—	3,549,702
Rights	—	15,142	167,444	182,586
Warrants	—	21,209	—	21,209
Short-Term Securities
Money Market Funds	546,614,127	—	—	546,614,127
	$ 5,782,490,337	$ 128,140	$ 167,444	$ 5,782,785,921
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 426,191	$ 601,169	$ —	$ 1,027,360

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Series Schedule of Investments